United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: 11/30/14

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2014
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2013 through November 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Emerging Market Debt Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2014, was, 5.09% for Class A Shares, 4.22% for Class B Shares, 4.23% for Class C Shares and 5.41% for the Institutional Shares. The total return for the JPMorgan Emerging Markets Bond Index Global (JPM-EMBIG),1 the Fund's broad-based securities market index, was 9.28% for the same period. The total return of the Morningstar Emerging Markets Bond Funds Average (MEMBFA),2 a peer group average for the Fund, was 3.54%. The Fund's and MEMBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses that were not reflected in the total return of the JPM-EMBIG.
During the reporting period, the most significant factors affecting the Fund's performance relative to the JPM-EMBIG were: (1) duration3,4 (the portfolio's price sensitivity to interest rates); (2) sector allocation (i.e., allocation of the portfolio among securities with similar issuers); (3) regional and country allocation (the positioning of the fund's assets in different countries and regions); and (4) currency (an allocation to markets denominated in local currencies).5
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The 12-month reporting period presented a challenging investment environment. Impacts from the broad collapse of commodity prices during the last few months of the year were heightened by a decline in oil prices of historic dimensions. This structural supply shock, to which the United States has become a major contributor, resulted in a price drop of approximately 50% over the last six months of 2014. Several emerging market (EM) countries rely greatly on commodity exports to fund their balance of payments and the steep drop in oil prices served as a particular stress to oil-exporting countries, affecting credits in Russia, Venezuela, Ecuador, Nigeria, Malaysia, Saudi Arabia and other Middle East nations. Russian credits were also penalized by the decision of the U.S. and Europe to impose substantial economic sanctions in response to that country's invasion of Crimea and its interference in Ukraine's internal conflict.
Annual Shareholder Report

There was increasing confirmation of the divergence of economic activity between the U.S. and the rest of the world during the reporting period. European economic growth continued to fall short of expectations. More worrisome was the eurozone malaise that had inflation readings falling to below 1%, dashing hopes of a European contribution to the global recovery. Japan's fall back into recession had a similar impact. Although repetitive stimulus measures kept China's growth from a deep slide, its economic deceleration further contributed to lower commodity prices.
DURATION
Credit markets denominated in U.S. dollars have two types of duration: U.S. interest rate duration (IRdur) and spread duration (Sdur). Fund management, during the second half of 2014, reduced IRdur substantially to about 50% of the JPM-EMBIG and actively managed the Sdur. The reduction of IRdur was executed primarily through 5-year interest rate derivative hedging. Over the period, the “belly” (3-5 years) U.S. interest rates did sell-off by 25-50 basis points (bps) and therefore helped Fund performance. On the other hand, the long end of the U.S. Treasury yield curve rallied about 50 bps and therefore the lack of IRdur sensitivity negatively affected Fund performance by about 170-200 bps.
SECTOR ALLOCATION
From an asset allocation standpoint, EM corporates and sovereigns exhibited strong returns (the JPMorgan Corporate Emerging Market Bond Index6 returned 7.12% vs. the JPM-EMBIG 9.28%),[ contributing to capital appreciation and income. On a relative basis though, given that the JPM-EMBIG does not include corporates, the Fund's 37% average weight, while increasing diversification, subtracted from relative performance against the JPM-EMBIG. The estimated impact was about 80 bps.
Fund management substantially reduced allocation to corporate bonds in favor of governments during the second half of 2014. The Fund's exposure to oil-sensitive corporate bonds was also lowered.
REGIONAL and country ALLOCATION
Notable country allocation contributions included the large underweight position in Venezuela (+22 bps of alpha) and the underweight position in Philippines (-45 bps of alpha). The decline in oil prices affected EM assets, and the Fund proactively reduced exposure to Russia and effectively eliminated all exposure to Venezuela and Ecuador.
Annual Shareholder Report

CURRENCY
The Fund had a long U.S. dollar bias for most of the year. The U.S. dollar long against the euro contributed about 95 bps to Fund performance during the reporting period.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the JPM-EMBIG.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MEMBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
6	The JPMorgan Corporate Emerging Market Bond Index is a global, liquid corporate emerging markets benchmark that tracks U.S.-denominated corporate bonds issued by emerging markets entities. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Emerging Market Debt Fund (the “Fund”) from November 30, 2004 to November 30, 2014, compared to the JPMorgan Emerging Markets Bond Index Global (JPM-EMBIG)2 and the Morningstar Emerging Markets Bond Funds Average (MEMBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment – Class A Shares
Growth of $10,000 as of November 30, 2014
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	0.35%	6.17%	7.35%
Class B Shares	-1.25%	6.04%	7.19%
Class C Shares	3.23%	6.37%	7.03%
Institutional Shares[4]	5.41%	7.29%	7.78%
JPM-EMBIG	9.28%	7.96%	8.27%
MEMBFA	3.54%	5.85%	7.43%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The JPM-EMBIG tracks total returns for traded external debt instruments in the emerging markets. The JPM-EMBIG is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
4	The Fund's Institutional Shares commenced operations on March 30, 2012. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2014, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	17.9%
Russia	15.0%
Turkey	9.4%
Mexico	8.3%
South Africa	5.3%
Indonesia	3.8%
Argentina	3.6%
Peru	3.4%
Venezuela	3.1%
Bulgaria	3.0%
Hungary	2.6%
Ghana	1.5%
Colombia	1.3%
Kenya	1.3%
Kazakhstan	1.3%
Egypt	1.0%
Senegal	1.0%
Other[2]	11.4%
Cash Equivalents[3]	4.0%
Derivative Contracts[4]	0.3%
Other Security Type[5]	0.1%
Other Assets and Liabilities—Net[6]	1.4%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
Annual Shareholder Report

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Type consists of purchased call options.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2014
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—42.6%
		Automotive—1.3%
$1,200,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	$1,110,000
650,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	667,225
		TOTAL	1,777,225
		Banking—13.6%
635,000	[1,2]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	673,100
1,400,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,466,500
450,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	436,500
150,000		Banco Daycoval SA, Series REGS, 5.75%, 3/19/2019	151,500
500,000	[3]	Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 9.25%, 10/29/2049	521,500
100,000		Banco Pan SA, Series REGS, 8.50%, 4/23/2020	108,245
300,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	304,500
500,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	524,400
630,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	742,770
250,000	[1,2,3]	Caixa Economica Federal, Sub. Note, Series 144A, 7.25%, 7/23/2024	251,250
MXN 8,000,000	[4]	Depfa Bank plc, Sr. Unsecd. Note, Series EMTN, 6/15/2015	554,339
$1,082,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.00%, 9/23/2021	1,118,342
700,000	[1,2]	Finansbank AS, Series 144A, 5.15%, 11/1/2017	728,770
550,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	587,125
500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	511,250
200,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	194,500
RUB 17,500,000		Russia Agric Bk (Rshb), Note, 8.70%, 3/17/2016	329,865
$430,000	[1,2]	Russia Agric Bk (Rshb),, Series 144A, 5.10%, 7/25/2018	407,007
700,000		Sibur Securities Ltd., Series REGS, 3.914%, 1/31/2018	600,250
845,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	869,927
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	310,560
700,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 3.75%, 4/15/2018	702,100
300,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 5.00%, 10/31/2018	312,240
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,573,280
260,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	229,775
Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$305,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	$278,694
830,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	811,325
3,000,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	3,026,010
500,000	[1,2]	Zenith Bank Ltd., Series 144A, 6.25%, 4/22/2019	489,375
		TOTAL	18,814,999
		Beverage & Tobacco—0.5%
675,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	739,125
		Building & Development—0.6%
200,000	[1,2]	Elementia SA, Series 144A, 5.50%, 1/15/2025	201,300
600,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	570,000
		TOTAL	771,300
		Building Materials—0.6%
200,000	[1,2]	Cemex S.A.B de C.V., Bond, Series 144A, 6.50%, 12/10/2019	209,000
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	633,450
		TOTAL	842,450
		Chemicals & Plastics—0.6%
850,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	860,540
		Financial Intermediaries—0.2%
300,000		Financiera Independencia S.A.B. de C.V, Sr. Unsecd. Note, Series REGS, 7.50%, 6/3/2019	307,500
		Food Products—1.6%
275,000		Gruma SAB de CV, Series REGS, 7.75%, 12/29/2049	277,750
350,000	[1,2]	Gruma SAB de CV, Sr. Unsecd. Note, Series 144A, 4.875%, 12/1/2024	358,750
1,300,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	1,417,000
200,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.75%, 1/31/2023	207,040
		TOTAL	2,260,540
		Metals & Mining—6.1%
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	92,071
790,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	852,212
700,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	680,750
Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$700,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	$575,750
700,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	717,500
1,100,000		Metinvest BV, Sr. Unsecd. Note, Series REGS, 8.75%, 2/14/2018	728,860
765,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	709,537
1,450,000		OAO TMK, Series REGS, 6.75%, 4/3/2020	1,189,000
1,678,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	1,476,640
1,100,000	[1,2]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 9/26/2024	1,056,000
315,000	[1,2]	Tupy SA, Series 144A, 6.625%, 7/17/2024	316,575
		TOTAL	8,394,895
		Oil & Gas—7.3%
500,000		Afren PLC, Series REGS, 11.50%, 2/1/2016	492,500
700,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	483,000
800,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	730,874
700,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	763,840
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,091,200
350,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	324,625
280,000		Odbrcht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	281,400
683,270		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	669,605
1,200,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	1,110,000
600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	631,500
400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	370,424
825,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	838,613
320,000		Rosneft Oil Co., Series REGS, 4.199%, 3/6/2022	265,223
1,943,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	2,025,577
		TOTAL	10,078,381
		Real Estate—0.7%
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	644,250
GBP 250,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	400,070
		TOTAL	1,044,320
		Retailers—0.3%
$400,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	404,200
Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		State/Provincial—2.1%
$1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	$1,602,250
1,400,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,267,000
		TOTAL	2,869,250
		Telecommunications & Cellular—2.5%
200,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	201,600
720,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	758,736
880,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	643,264
265,000	[1,2]	SixSigma Networks Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 8.25%, 11/7/2021	274,937
425,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	358,275
950,000		Vivacom, Series REGS, 6.625%, 11/15/2018	1,199,003
		TOTAL	3,435,815
		Transportation—0.6%
600,000	[1,2]	Global Liman Isletmeleri SA, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	580,656
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	295,500
		TOTAL	876,156
		Utilities—4.0%
EUR 1,750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	2,174,491
$900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	920,115
350,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	350,000
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	391,312
900,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	965,250
200,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	190,000
550,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	565,950
		TOTAL	5,557,118
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,616,063)	59,033,814
		FLOATING RATE LOAN—0.2%
		Farming & Agriculture—0.2%
644,827	[5]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $635,087)	258,575
Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—48.4%
		Sovereign—48.4%
$410,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	$420,250
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	337,800
1,285,000		Egypt, Government of, Note, 6.875%, 4/30/2040	1,365,312
995,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	1,022,363
250,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	251,563
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	426,000
1,055,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	1,110,387
HUF 300,000,000		Hungary, Government of, 5.50%, 6/24/2025	1,422,163
HUF 302,000,000		Hungary, Government of, 6.50%, 6/24/2019	1,418,781
IDR 50,000,000,000		Indonesia, Government of, 8.375%, 3/15/2024	4,281,383
$1,000,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,013,750
1,715,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,833,335
MXN 835,000		Mex Bonos Desarr Fix Rate, Sr. Unsecd. Note, 7.75%, 12/14/2017	6,601,088
MXN 140,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,325,382
BRL 8,750		Nota Do Tesouro Nacional, 10.00%, 1/1/2021	3,285,551
BRL 29,932		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	10,941,345
$320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	330,800
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	701,176
PEN 7,500,000	[1,2]	Peru, Government of, Sr. Unsecd. Note, Series 144A, 5.70%, 8/12/2024	2,606,915
$1,000,000		Republic of Ghana, 7.875%, 8/7/2023	982,700
950,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 7/23/2024	921,690
RUB 112,000,000		Russia, Government of, 7.50%, 2/27/2019	2,016,225
RUB 109,000,000		Russia, Government of, Unsecd. Note, 6.90%, 8/3/2016	2,070,562
RUB 123,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	2,005,542
$,400,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 7/30/2024	1,396,500
ZAR 7,300,000		South Africa, Government of, 8.00%,12/21/2018	688,892
ZAR 50,300,000		South Africa, Government of, 10.50%, 12/21/2026	5,535,169
$500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	518,750
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	695,500
Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
TRY 5,400,000		Turkey, Government of, 10.40%, 3/20/2024	$2,853,876
TRY 5,500,000		Turkey, Government of, 10.70%, 2/24/2016	2,570,001
TRY 5,700,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	2,660,890
$2,800,000		Venezuela, Government of, 7.00%, 3/31/2038	1,380,400
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $70,820,553)	66,992,041
		PURCHASED CALL SWAPTIONS—0.1%
14,000,000		Barclays Capital. Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	33,964
14,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 10/8/2015	57,714
6,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/1/2015	6,905
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/16/15	26,975
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $318,510)	125,558
		PURCHASED PUT OPTIONS—0.0%
30,000,000		Morgan Stanley & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 12/1/2014 (IDENTIFIED COST $69,000)	—
		EXCHANGE-TRADED FUNDS - 3.0%
40,000		iShares China Large-Cap ETF	1,624,000
25,000		iShares MSCI Brazil	1,046,250
10,000		iShares MSCI Mexico Index Fund	653,300
50,000		iShares MSCI Taiwan	790,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,044,191)	4,114,050
		INVESTMENT COMPANIES—4.0%
5,515,597	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE )	5,515,597
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $142,019,001)[8]	136,039,635
		OTHER ASSETS AND LIABILITIES - NET—1.7%[9]	2,391,731
		TOTAL NET ASSETS—100%	$138,431,366
Annual Shareholder Report

At November 30, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]Euro Swiss 3 Month Interest Rate Short Futures	20	$2,066,250	December 2014	$(26,685)
[10]Euro-Bund 8.5-10.5-Year Short Futures	21	$3,991,308	December 2014	$(74,756)
[10]German Stock Index Long Futures	7	$2,170,500	December 2014	$113,300
[10]Swedish Government Bonds 10-Year Long Futures	20	$2,491,389	December 2014	$70,911
[10]United States Treasury Notes 10-Year Long Futures	251	$31,888,766	March 2015	$134,888
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$217,658
At November 30, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Barclays Capital, Inc.	Bank of America Securities LLC	Goldman Sachs & Co.	Bank of America Securities LLC	Total
Reference Entity	Class Government of Venezuela Bond	Series 22, CDX Index EM	Series 22, CDX Index EM	Class Government of Brazil Bond
Buy/Sell	Buy	Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	1.00%	1.00%	1.00%
Expiration Date	12/20/2019	12/20/2019	12/20/2019	12/20/2024
Implied Credit Spread at 11/30/2014[11]	28.47%	7.08%	7.08%	2.23%
Notional Amount	$3,000,000	$27,800,000	$23,100,000	$4,170,000
Market Value	$1,319,974	$(2,176,887)	$(1,808,853)	$(398,493)	$(3,064,259)
Upfront Premiums Paid/(Received)	$1,050,000	$(2,110,000)	$(1,789,180)	$(421,241)	$(3,270,421)
Unrealized Appreciation (Depreciation)	$269,974	$(66,887)	$(19,673)	$22,748	$206,162

Interest Rate Swap Counterparty	Bank of America Securities LLC
Floating Rate Index	3 Month JIBA Libor
Pay/Receive Floating Rate	Pay
Fixed Rate	6.40%
Expiration Date	11/20/2016
Notional Amount	125,000,000 ZAR
Market Value	$11,294
Unrealized Appreciation	$11,294
Annual Shareholder Report

At November 30, 2014, the Fund had the following outstanding written swaption contracts:
Security	Contracts	Value
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/11/2015	14,000,000	$(174,892)
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/27/2015	14,000,000	$(174,040)
Goldman Sachs & Co., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 10/8/2015	14,000,000	$(171,059)
(PREMIUMS RECEIVED $250,271)		$(519,991)
At November 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units To Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/1/2014	BNY Mellon	21,763 EUR	$27,170	$(109)
12/1/2014	BNY Mellon	6,300 EUR	$7,834	$—
12/3/2014	BNP Paribas	1,650,000,000 CLP	$2,767,574	$(56,627)
12/3/2014	BNP Paribas	850,000,000 CLP	$1,420,217	$(23,669)
12/3/2014	BNY Mellon	463,000,000 JPY	$4,247,512	$(347,176)
12/4/2014	Barclays	304,000,000 JPY	$2,897,197	$(336,233)
12/4/2014	JPMorgan	6,300,000 TRY	$2,868,069	$(34,184)
12/4/2014	JPMorgan	3,580,000 TRY	$1,554,089	$56,277
12/4/2014	JPMorgan	3,130,000 TRY	$1,379,219	$28,727
12/4/2014	JPMorgan	2,900,000 TRY	$1,275,398	$29,089
12/8/2014	Morgan Stanley	3,600,000 SGD	$2,823,441	$(63,225)
12/8/2014	Morgan Stanley	3,600,000 SGD	$2,817,673	$(57,458)
12/9/2014	BNP Paribas	4,350,000,000 COP	$2,023,256	$(63,442)
12/9/2014	BNP Paribas	2,900,000,000 COP	$1,395,573	$(89,030)
12/10/2014	Morgan Stanley	4,650,000 AUD	$4,204,251	$(250,423)
12/10/2014	Bank of America	1,660,000,000 CLP	$2,831,315	$(105,909)
12/10/2014	Barclays	31,250,000 PHP	$697,389	$(1,903)
12/10/2014	Barclays	31,250,000 PHP	$695,062	$423
12/10/2014	JPMorgan	65,104,026 RUB	$1,400,000	$(98,967)
12/11/2014	Bank of America	4,400,000,000 KRW	$4,223,865	$(254,664)
12/12/2014	BNP Paribas	690,000,000 HUF	2,221,936 EUR	$35,098
12/12/2014	BNP Paribas	518,000,000 HUF	1,693,668 EUR	$(5,493)
12/15/2014	Barclays	15,500,000 ZAR	$1,390,808	$5,020
12/15/2014	BNP Paribas	15,800,000 ZAR	$1,408,149	$14,695
12/16/2014	Morgan Stanley	1,590,000 AUD	$1,391,314	$(39,943)
12/16/2014	BNP Paribas	880,000 NZD	$697,136	$(7,998)
12/17/2014	HSBC	8,800,000 CNY	$1,430,429	$(1,298)
12/17/2014	Morgan Stanley	4,663,592 PLN	1,104,870 EUR	$10,752
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units To Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
12/17/2014	JPMorgan	86,300,000 TWD	$2,848,185	$(59,106)
12/18/2014	Bank of America	5,700,000,000 COP	$2,780,149	$(214,721)
12/18/2014	Bank of America	5,600,000,000 COP	$2,802,102	$(281,682)
12/18/2014	Bank of America	2,900,000,000 COP	$1,424,536	$(119,319)
12/18/2014	Bank of America	2,850,000,000 COP	$1,385,681	$(102,968)
12/23/2014	Bank of America	1,470,000,000 KRW	$1,396,210	$(70,902)
12/23/2014	Bank of America	1,450,000,000 KRW	$1,366,635	$(59,359)
12/23/2014	Morgan Stanley	2,200,000,000 KRW	$2,056,075	$(72,621)
12/24/2014	Citibank	9,200,000 MYR	$2,817,074	$(102,486)
1/2/2015	BNP Paribas	1,641,719 EUR	13,600,000 NOK	$105,536
1/2/2015	JPMorgan	4,404,000,000 KRW	$4,000,000	$(31,309)
1/5/2015	JPMorgan	1,105,000 EUR	343,887,050 HUF	$(19,350)
1/7/2015	Morgan Stanley	136,000,000 THB	$4,186,548	$(52,703)
1/9/2015	Morgan Stanley	683,500,000 HUF	$2,762,531	$7,168
1/12/2015	Bank of America	1,580,000 CAD	$1,393,630	$(13,343)
1/13/2015	BNP Paribas	117,177,500 RUB	$2,500,000	$(188,636)
1/13/2015	BNP Paribas	65,000,000 RUB	$1,397,849	$(115,703)
1/20/2015	Barclays	168,800,000 INR	$2,716,010	$(25,710)
1/21/2015	BNP Paribas	145,200,000 JPY	$1,349,681	$(125,620)
1/21/2015	Barclays	15,500,000 ZAR	$1,378,390	$8,404
1/21/2015	Barclays	15,200,000 ZAR	$1,380,714	$(20,760)
1/22/2015	Morgan Stanley	33,200,000,000 IDR	$2,732,061	$(36,121)
1/22/2015	Morgan Stanley	169,800,000 INR	$2,733,419	$(28,364)
1/30/2015	JPMorgan	1,105,000 EUR	343,953,350 HUF	$(18,360)
2/6/2015	Morgan Stanley	3,250,000 AUD	$2,782,325	$(30,587)
2/9/2015	JPMorgan	2,920,000 EUR	$3,663,169	$(30,426)
2/9/2015	JPMorgan	480,000 EUR	$599,752	$(2,589)
2/12/2015	Morgan Stanley	19,100,000 NOK	2,242,087 EUR	$(73,929)
2/17/2015	JPMorgan	5,400,000 EUR	$6,774,732	$(56,222)
2/17/2015	JPMorgan	2,470,000 EUR	$3,098,813	$(25,716)
2/18/2015	Morgan Stanley	3,650,000 BRL	$1,399,540	$(13,621)
2/18/2015	Morgan Stanley	3,000,000 BRL	$1,164,958	$(25,846)
2/26/2015	BNP Paribas	1,620,000,000 CLP	$2,703,379	$(62,993)
2/26/2015	JPMorgan	8,900,000 CNY	$1,431,098	$4,666
2/26/2015	JPMorgan	8,499,200 CNY	$1,364,610	$6,496
4/13/2015	JPMorgan	9,332,700 CNY	$1,496,152	$5,403
6/23/2015	Barclays	27,185,000 CNY	$4,350,992	$6,691
6/23/2015	Barclays	18,000,000 CNY	$2,886,929	$(1,577)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units To Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
12/1/2014	BNY Mellon	10,200 EUR	$ 12,683	$—
12/1/2014	BNY Mellon	9,713 EUR	$ 12,077	$—
12/3/2014	BNP Paribas	2,500,000,000 CLP	$ 4,227,615	$120,120
12/3/2014	BNY Mellon	463,000,000 JPY	$ 4,233,453	$333,117
12/4/2014	Barclays	304,000,000 JPY	$ 2,898,744	$337,780
12/4/2014	Morgan Stanley	116,625,000 RUB	$ 2,500,000	$162,630
12/4/2014	JPMorgan	6,400,000 TRY	$ 2,828,104	$(50,763)
12/4/2014	JPMorgan	6,300,000 TRY	$ 2,863,506	$29,622
12/4/2014	JPMorgan	6,250,000 TRY	$ 2,785,464	$(25,929)
12/4/2014	JPMorgan	5,780,000 TRY	$ 2,587,519	$(12,458)
12/4/2014	JPMorgan	3,250,000 TRY	$ 1,418,285	$(43,640)
12/4/2014	JPMorgan	3,250,000 TRY	$ 1,449,017	$(12,908)
12/4/2014	JPMorgan	3,100,000 TRY	$ 1,399,928	$5,477
12/8/2014	Morgan Stanley	5,400,000 SGD	$ 4,299,705	$159,382
12/8/2014	Morgan Stanley	1,800,000 SGD	$ 1,430,320	$50,212
12/10/2014	Morgan Stanley	3,110,000 AUD	$ 2,841,420	$197,032
12/10/2014	Morgan Stanley	1,540,000 AUD	$ 1,421,297	$111,857
12/10/2014	Bank of America	1,660,000,000 CLP	$ 2,795,789	$70,383
12/10/2014	Barclays	62,500,000 PHP	$ 1,425,314	$34,342
12/10/2014	JPMorgan	65,104,026 RUB	$ 1,381,721	$80,688
12/11/2014	Bank of America	4,400,000,000 KRW	$ 4,289,753	$320,553
12/12/2014	BNP Paribas	690,000,000 HUF	2,204,086 EUR	$(57,296)
12/12/2014	BNP Paribas	518,000,000 HUF	1,678,673 EUR	$(13,153)
12/15/2014	Barclays	15,500,000 ZAR	$ 1,378,145	$(17,683)
12/15/2014	BNP Paribas	15,800,000 ZAR	$ 1,410,274	$(12,570)
12/16/2014	Morgan Stanley	1,590,000 AUD	$ 1,378,610	$27,239
12/16/2014	BNP Paribas	880,000 NZD	$ 685,520	$(3,618)
12/17/2014	HSBC	8,800,000 CNY	$ 1,424,063	$(5,067)
12/17/2014	Morgan Stanley	4,663,592 PLN	1,100,000 EUR	$(16,808)
12/17/2014	JPMorgan	86,300,000 TWD	$ 2,864,730	$75,652
12/17/2014	JPMorgan	82,800,000 TWD	$ 2,726,375	$50,410
12/17/2014	JPMorgan	42,000,000 TWD	$ 1,383,627	$26,254
12/18/2014	Bank of America	17,050,000,000 COP	$ 8,155,358	$481,580
12/22/2014	JPMorgan	61,175,000 PHP	$ 1,360,654	$177
12/23/2014	Bank of America	1,460,000,000 KRW	$ 1,357,508	$41,216
12/23/2014	Bank of America	1,460,000,000 KRW	$ 1,379,962	$63,670
12/23/2014	Morgan Stanley	2,200,000,000 KRW	$ 2,103,854	$120,400
12/24/2014	Citibank	9,200,000 MYR	$ 2,809,160	$94,573
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units To Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
1/2/2015	BNP Paribas	1,671,460 EUR	13,600,000 NOK	$(142,524)
1/2/2015	JPMorgan	13,452,000 MYR	$ 4,000,000	$33,699
1/5/2015	JPMorgan	1,105,000 EUR	341,754,400 HUF	$10,707
1/7/2015	Morgan Stanley	136,000,000 THB	$ 4,145,078	$11,233
1/9/2015	Morgan Stanley	334,500,000 HUF	$ 1,389,870	$34,399
1/9/2015	Morgan Stanley	349,000,000 HUF	$ 1,417,806	$3,578
1/12/2015	Bank of America	1,580,000 CAD	$ 1,388,547	$8,260
1/13/2015	BNP Paribas	338,000,000 RUB	$ 7,117,288	$450,128
1/13/2015	BNP Paribas	63,500,000 RUB	$ 1,332,494	$79,936
1/14/2015	BNY Mellon	385,000,000 KZT	$ 2,064,343	$47,329
1/20/2015	Barclays	168,800,000 INR	$ 2,713,390	$23,090
1/21/2015	BNP Paribas	145,200,000 JPY	$ 1,361,131	$137,071
1/21/2015	Barclays	68,700,000 ZAR	$ 6,178,891	$32,258
1/21/2015	Barclays	16,900,000 ZAR	$ 1,514,106	$2,053
1/21/2015	Barclays	16,000,000 ZAR	$ 1,425,047	$(6,483)
1/30/2015	JPMorgan	1,105,000 EUR	341,754,400 HUF	$9,454
2/6/2015	Morgan Stanley	1,600,000 AUD	$ 1,365,696	$10,994
2/6/2015	Morgan Stanley	1,650,000 AUD	$ 1,411,625	$14,588
2/9/2015	JPMorgan	3,400,000 EUR	$ 4,248,538	$18,632
2/10/2015	Bank of America	58,300,000 MXN	$ 4,282,828	$110,697
2/10/2015	Bank of America	55,600,000 MXN	$ 4,064,625	$85,713
2/12/2015	Morgan Stanley	19,100,000 NOK	2,233,357 EUR	$63,067
2/17/2015	JPMorgan	5,215,000 EUR	$ 6,506,495	$18,156
2/17/2015	JPMorgan	4,000,000 EUR	$ 5,012,000	$35,326
2/17/2015	JPMorgan	3,380,000 EUR	$ 4,197,462	$(7,827)
2/17/2015	JPMorgan	3,350,000 EUR	$ 4,165,697	$(2,268)
2/17/2015	JPMorgan	3,275,000 EUR	$ 4,057,692	$(16,960)
2/17/2015	JPMorgan	1,848,000 EUR	$ 2,295,863	$(3,361)
2/17/2015	JPMorgan	1,512,000 EUR	$ 1,877,980	$(3,203)
2/17/2015	JPMorgan	1,500,000 EUR	$ 1,867,365	$1,112
2/17/2015	JPMorgan	670,000 EUR	$ 840,857	$7,264
2/17/2015	JPMorgan	650,000 EUR	$ 815,137	$6,427
2/18/2015	Morgan Stanley	31,500,000 BRL	$ 12,032,086	$71,413
2/18/2015	Morgan Stanley	4,150,000 BRL	$ 1,582,942	$7,171
2/18/2015	Morgan Stanley	3,250,000 BRL	$ 1,219,329	$(14,708)
2/18/2015	Bank of America	3,620,000 SGD	$ 2,780,979	$6,444
2/20/2015	Citibank	260,000 GBP	$ 406,765	$881
2/24/2015	Morgan Stanley	85,300,000 TWD	$ 2,775,789	$15,944
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units To Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
2/26/2015	JPMorgan	17,399,200 CNY	$ 2,800,000	$(6,871)
4/13/2015	BNY Mellon	9,332,700 CNY	$ 1,500,000	$(1,556)
6/15/2015	Citibank	8,000,000 MXN	$ 594,729	$26,747
6/23/2015	Barclays	45,185,000 CNY	$ 7,267,390	$24,355
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$328,883
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts, Written Swaption Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $36,019,636, which represented 26.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2014, these liquid restricted securities amounted to $36,019,636, which represented 26.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Zero coupon bond, reflects effective rate at time of purchase.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $142,562,025.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$59,033,814	$—	$59,033,814
Floating Rate Loan	—	—	258,575	258,575
Foreign Governments/Agencies	—	66,992,041	—	66,992,041
Purchased Call Swaptions	—	125,558	—	125,558
Exchange-Traded Funds	4,114,050	—	—	4,114,050
Investment Companies	5,515,597	—	—	5,515,597
TOTAL SECURITIES	$9,629,647	$126,151,413	$258,575	$136,039,635
OTHER FINANCIAL INSTRUMENTS*	$217,549	$(3,243,964)	$—	$(3,026,415)
*	Other financial instruments include futures contracts, swap contracts, written swaption contracts and foreign exchange contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—China Yuan Renminbi
COP	—Columbian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KZT	—Kazakhstan Tenge
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.31	$10.56	$9.28	$9.33	$8.61
Income From Investment Operations:
Net investment income	0.51	0.50[1]	0.48	0.60	0.63
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.04)	(1.25)	1.26	(0.10)	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.47	(0.75)	1.74	0.50	1.26
Less Distributions:
Distributions from net investment income	(0.45)	(0.50)	(0.46)	(0.55)	(0.56)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.50)	(0.50)	(0.46)	(0.55)	(0.56)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$9.28	$9.31	$10.56	$9.28	$9.33
Total Return[3]	5.09%	(7.30)%	19.17%	5.52%	15.38%[2]
Ratios to Average Net Assets:
Net expenses	1.18%	1.18%	1.21%	1.25%	1.25%
Net investment income	5.32%	4.91%	4.93%	6.45%	6.92%
Expense waiver/reimbursement[4]	0.48%	0.31%	0.31%	0.40%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,343	$90,399	$178,764	$124,938	$129,378
Portfolio turnover	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.30	$10.54	$9.27	$9.32	$8.60
Income From Investment Operations:
Net Investment Income	0.43	0.44[1]	0.43	0.54	0.58
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.04)	(1.25)	1.22	(0.11)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.39	(0.81)	1.65	0.43	1.19
Less Distributions:
Distributions from net investment income	(0.39)	(0.43)	(0.38)	(0.48)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.44)	(0.43)	(0.38)	(0.48)	(0.49)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$9.25	$9.30	$10.54	$9.27	$9.32
Total Return[3]	4.22%	(7.91)%	18.19%	4.73%	14.53%[2]
Ratios to Average Net Assets:
Net expenses	1.93%	1.93%	1.96%	2.00%	2.00%
Net investment income	4.56%	4.36%	4.29%	5.73%	6.56%
Expense waiver/reimbursement[4]	0.48%	0.34%	0.31%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,292	$9,112	$12,848	$12,569	$14,307
Portfolio turnover	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value Beginning of Period	$9.28	$10.52	$9.25	$9.30	$8.58
Income From Investment Operations:
Net investment income	0.44	0.44[1]	0.41	0.53	0.56
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	(1.25)	1.24	(0.10)	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.39	(0.81)	1.65	0.43	1.19
Less Distributions:
Distributions from net investment income	(0.39)	(0.43)	(0.38)	(0.48)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.44)	(0.43)	(0.38)	(0.48)	(0.49)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$9.23	$9.28	$10.52	$9.25	$9.30
Total Return[3]	4.23%	(7.92)%	18.23%	4.74%	14.57%[2]
Ratios to Average Net Assets:
Net expenses	1.93%	1.93%	1.96%	2.00%	2.00%
Net investment income	4.56%	4.35%	4.19%	5.69%	6.41%
Expense waiver/reimbursement[4]	0.48%	0.34%	0.31%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,062	$31,114	$38,177	$29,511	$27,261
Portfolio turnover	235%	66%	20%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended
	2014	2013	11/30/2012[1]
Net Asset Value, Beginning of Period	$9.32	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.52	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.02)	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	0.50	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.47)	(0.53)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.52)	(0.53)	(0.32)
Net Asset Value, End of Period	$9.30	$9.32	$10.57
Total Return[3]	5.41%	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%	0.93%	0.93%[4]
Net investment income	5.58%	5.23%	4.00%[4]
Expense waiver/reimbursement[5]	0.48%	0.34%	0.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,734	$31,061	$34,732
Portfolio turnover	235%	66%	20%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2014
Assets:
Total investments in securities, at value including $5,515,597 of investment in an affiliated holding (Note 5) (identified cost $142,019,001)		$136,039,635
Segregated cash (Note 2)		2,140,000
Restricted cash (Note 2)		870,341
Unrealized appreciation on foreign exchange contracts		4,726,937
Receivable for investments sold		4,933,719
Swaps, at value (net premium paid $1,050,000)		1,331,268
Income receivable		2,178,371
Receivable for periodic payments from swap contracts		220,808
Receivable for shares sold		105,777
Receivable for daily variation margin		75,222
TOTAL ASSETS		152,622,078
Liabilities:
Unrealized depreciation on foreign exchange contracts	$4,398,054
Bank overdraft	221,310
Swaps, at value (net premium received of $4,320,421)	4,384,233
Payable for collateral due to broker for written swaption contracts and swap contracts	2,140,000
Payable for investments purchased	1,783,191
Payable for periodic payments from swap contracts	201,533
Written swaptions outstanding, at value (premiums received $250,271)	519,991
Income distribution payable	265,433
Payable for shares redeemed	69,123
Payable for distribution services fee (Note 5)	20,160
Payable for other service fees (Notes 2 and 5)	19,636
Payable for Directors'/Trustees' fees (Note 5)	1,007
Accrued expenses (Note 5)	167,041
TOTAL LIABILITIES		14,190,712
Net assets for 14,924,184 shares outstanding		$138,431,366
Net Assets Consists of:
Paid-in capital		$140,025,872
Net unrealized depreciation of investments, written options, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(5,532,469)
Accumulated net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions		4,156,794
Distributions in excess of net investment income		(218,831)
TOTAL NET ASSETS		$138,431,366
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($68,343,152 ÷ 7,362,822 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.28
Offering price per share (100/95.50 of $9.28)	$9.72
Redemption proceeds per share	$9.28
Class B Shares:
Net asset value per share ($7,292,237 ÷ 788,131 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.25
Offering price per share	$9.25
Redemption proceeds per share (94.50/100 of $9.25)	$8.74
Class C Shares:
Net asset value per share ($25,062,110 ÷ 2,714,101 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.23
Offering price per share	$9.23
Redemption proceeds per share (99.00/100 of $9.23)	$9.14
Institutional Shares:
Net asset value per share ($37,733,867 ÷ 4,059,130 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share	$9.30
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2014
Investment Income:
Interest (net of foreign tax withheld of $ 12,082)		$9,359,243
Dividends (including $2,941 received from an affiliated holding (Note 5))		29,768
Total Income		9,389,011
Expenses:
Investment adviser fee (Note 5)	$1,227,905
Administrative fee (Note 5)	112,941
Custodian fees	55,321
Transfer agent fees	300,135
Directors'/Trustees' fees (Note 5)	4,169
Auditing fees	33,801
Legal fees	13,202
Distribution services fee (Note 5)	270,885
Other service fees (Notes 2 and 5)	285,707
Portfolio accounting fees	154,551
Share registration costs	68,280
Printing and postage	44,486
Tax expenses	14,896
Miscellaneous (Note 5)	10,467
TOTAL EXPENSES	2,596,746
Waiver/reimbursement of investment adviser fee (Note 5)	(689,689)
Net expenses		1,907,057
Net investment income		7,481,954
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		2,501,276
Net realized loss on futures contracts		(259,943)
Net realized gain on written options		22,769
Net realized gain on swap contracts		765,250
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,579,833)
Net change in unrealized appreciation of futures contracts		217,658
Net change in unrealized appreciation on swap contracts		217,456
Net change in unrealized depreciation on written swaptions		(269,720)
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(385,087)
Change in net assets resulting from operations		$7,096,867
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,481,954	$11,972,428
Net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	3,029,352	965,689
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(3,414,439)	(35,383,355)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,096,867	(22,445,238)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,800,201)	(7,614,348)
Class B Shares	(339,396)	(479,453)
Class C Shares	(1,151,375)	(1,568,359)
Institutional Shares	(1,385,093)	(1,993,445)
Distributions from net realized gain on investments
Class A Shares	(464,300)	—
Class B Shares	(47,702)	—
Class C Shares	(160,742)	—
Institutional Shares	(132,071)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,480,880)	(11,655,605)
Share Transactions:
Proceeds from sale of shares	49,661,197	158,949,223
Net asset value of shares issued to shareholders in payment of distributions declared	6,011,543	9,047,501
Cost of shares redeemed	(78,542,830)	(236,730,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,870,090)	(68,733,885)
Change in net assets	(23,254,103)	(102,834,728)
Net Assets:
Beginning of period	161,685,469	264,520,197
End of period (including undistributed (distributions in excess of) net investment income of $(218,831) and $111,782, respectively)	$138,431,366	$161,685,469
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2014
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”, a non-diversified portfolio). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C shares may bear certain distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$195,412
Class B Shares	20,587
Class C Shares	69,708
TOTAL	$285,707
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to increase return and to manage market and sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to increase return and to manage market and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the
Annual Shareholder Report

settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2014, is $58,070,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero. Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts and the average value of interest rate swap contracts held by the Fund throughout the period was $16,504,769 and $869, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,002,003 and $2,527,382, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of long and short futures contracts held by the Fund throughout the fiscal period was $3,474,370 and $13,924,725, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for
Annual Shareholder Report

purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2013	—	$—
Contracts written	149,340,000	315,548
Contracts exercised	(107,340,000)	(65,277)
Contracts expired	—	—
Outstanding at November 30, 2014	42,000,000	$250,271
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market values of written options and purchased options held by the Fund throughout the fiscal period was $95,258 and $114,761, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$4,726,937	Unrealized depreciation on foreign exchange contracts	$4,398,054
Interest rate contracts	Total investments in securities at value	125,558	Written swaptions outstanding, at value	519,991
Interest rate contracts	Receivable for daily variation margin	217,658*
Credit contracts	Swaps, at value	1,319,974	Swaps, at value	4,384,233
Interest rate contracts	Swaps, at value	11,294
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,401,421		$9,302,278
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Interest Rate Swap Contracts	Options Purchased	Written Options	Forward Currency Contracts	Futures Contracts	Total
Foreign exchange contracts	$—	$—	$—	$—	$4,299,655	$—	$4,299,655
Interest rate contracts	—	1,055	(225,428)	22,769	—	(259,943)	(461,547)
Credit contracts	764,195	—	—	—		—	764,195
TOTAL	$764,195	$1,055	$(225,428)	$22,769	$4,299,655	$(259,943)	$4,602,303
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Interest Rate Swap Contracts	Options Purchased	Written Options	Forward Currency Contracts	Futures Contracts	Total
Foreign exchange contracts	$—	$—	$—	$—	$483,661	$—	$483,661
Interest rate contracts	—	11,294	(261,952)	(269,720)	—	217,658	(302,720)
Credit contracts	206,162	—	—	—	—	—	206,162
TOTAL	$206,162	$11,294	$(261,952)	$(269,720)	$483,661	$217,658	$387,103
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of November 30, 2014, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$1,331,268	$(11,294)	$—	$1,319,974
Foreign Exchange Contracts	4,726,937	(4,308,848)	—	418,089
TOTAL	$6,058,205	$(4,320,142)	$—	$1,738,063

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$4,384,233	$(11,294)	$(1,808,853)	$2,564,086
Foreign Exchange Contracts	4,398,054	(4,308,848)	—	89,206
TOTAL	$8,782,287	$(4,320,142)	$(1,808,853)	$2,653,292
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,116,593	$20,045,133	10,588,031	$109,679,107
Shares issued to shareholders in payment of distributions declared	406,880	3,821,537	598,919	6,027,525
Shares redeemed	(4,867,128)	(46,120,757)	(18,408,697)	(181,854,868)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,343,655)	$(22,254,087)	(7,221,747)	$(66,148,236)

Year Ended November 30	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	63,867	$602,389	248,698	$2,557,171
Shares issued to shareholders in payment of distributions declared	30,080	281,669	36,228	361,873
Shares redeemed	(286,018)	(2,691,824)	(523,608)	(5,183,880)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(192,071)	$(1,807,766)	(238,682)	$(2,264,836)

Year Ended November 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	265,741	$2,495,757	934,352	$9,556,572
Shares issued to shareholders in payment of distributions declared	98,192	918,059	114,250	1,137,214
Shares redeemed	(1,003,162)	(9,388,907)	(1,323,726)	(12,906,223)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(639,229)	$(5,975,091)	(275,124)	$(2,212,437)

Year Ended November 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,777,797	$26,517,918	3,630,832	$37,156,373
Shares issued to shareholders in payment of distributions declared	105,325	990,278	152,082	1,520,889
Shares redeemed	(2,155,534)	(20,341,342)	(3,737,232)	(36,785,638)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	727,588	$7,166,854	45,682	$1,891,624
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,447,367)	$(22,870,090)	(7,689,871)	$(68,733,885)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, swap income, loss on credit event and discount accretion/premium amortization of debt securities.
Annual Shareholder Report

For the year ended November 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,136,502)	$1,136,502
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$6,676,065	$11,655,605
Long-term capital gains	$804,815	$—
As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$453,788
Undistributed long-term capital gains	$4,897,557
Net unrealized depreciation	$(6,945,851)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and dirty bond interest accruals.
At November 30, 2014, the cost of investments for federal tax purposes was $142,562,025. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; (d) written swaption contracts; and (e) outstanding foreign currency commitments was $6,522,390. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,332,495 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,854,885.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the Adviser waived $684,613 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$61,761
Class C Shares	$209,124
TOTAL	$270,885
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2014, FSC retained $61,048 of fees paid by the Fund.
Annual Shareholder Report

Other Service Fees
For the year ended November 30, 2014, FSSC received $18,025 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2014, FSC retained $4,264 in sales charges from the sale of Class A Shares. FSC also retained $8,197, $21,359 and $3,062 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Interfund Transactions
During the year ended November 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $212,000 and $38,753,647, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2014, the Adviser reimbursed $5,076. Transactions involving the affiliated holding during the year ended November 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	2,537,330
Purchases/Additions	178,788,509
Sales/Reductions	(175,810,242)
Balance of Shares Held 11/30/2014	5,515,597
Value	$5,515,597
Dividend Income	$2,941
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2014, were as follows:
Purchases	$313,404,879
Sales	$340,366,888
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2014, the amount of long-term capital gains designated by the Fund was $804,815.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated World Investment series, inc. AND SHAREHOLDERS OF federated EMERGING MARKET DEBT FUND:
We have audited the accompanying statement of assets and liabilities of Federated Emerging Market Debt Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years or two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Emerging Market Debt Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years or two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$975.60	$5.84
Class B Shares	$1,000	$972.00	$9.54
Class C Shares	$1,000	$972.00	$9.54
Institutional Shares	$1,000	$977.50	$4.61
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.97
Class B Shares	$1,000	$1,015.39	$9.75
Class C Shares	$1,000	$1,015.39	$9.75
Institutional Shares	$1,000	$1,020.41	$4.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: January 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: August 2013 Portfolio Manager since: May 2013	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since May 2013. He is Vice President of the Corporation with respect to the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-01 (1/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2014
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2013 through November 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated International Leaders Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2014, was 0.77%, 0.05%, 0.06%, 0.64%, 1.04% and 1.11% for Class A, B, C, R, Institutional Shares and Class R6 Shares, respectively. The total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE),1 the Fund's broad-based securities market index, was -0.02% for the same period. The total return of Morningstar Foreign Large Blend Funds Average (MFLBFA),2 a peer group average for the Fund, was 0.02% for the same period. The Fund's and MFLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI EAFE.
During the reporting period, the most significant factor affecting the Fund's performance relative to the MSCI EAFE was security selection.
The following discussion will focus on the performance of the Fund's Class R6 Shares.
MARKET OVERVIEW
Global equity markets3 rallied over the last year despite below-trend economic growth. Outside the U.S., central banks in Europe and Japan aggressively loosened monetary policy as efforts to fight off deflation escalated. As a result, divergent expectations for yields drove the strongest move up in the U.S. dollar, relative to other major world currencies, in the last ten years. Weaker foreign currencies in Europe and Japan buttressed the outlook for profits and earnings growth. However, while foreign stocks were up 8.77% in local terms, as measured by the MSCI ACWI ex USA Index,4 over the reporting period, the returns for U.S. investors were basically flat, up 0.61%, due to the strong U.S. dollar. Prospects for this divergent trend continued into the end of the reporting period as the outlook for economic growth in the U.S. improved, commodity prices dropped, and the projections for reflation and sustained economic improvement in Europe and Japan were pushed out in time.
The European equity market, as measured by the MSCI AC Europe Index,5 returned 7.54% in local terms and -0.63% for U.S. dollar based investors. At the beginning of the year, expectations for an improvement in economic activity in Europe were high. By early summer, due to the effects of prolonged fiscal austerity across much of the continent, a de facto tightening of monetary policy as the European Central Bank (ECB) balance sheet shrunk and insecurity as a result of Russian conflict with Ukraine, economic growth came in worse than forecasted and expectations for a recovery moderated. In light of the deteriorating economic outlook and declining inflation expectations, the ECB continued to take an aggressive stance in order to fight off deflation. The ECB said that low interest rates would remain in place for an extended period and
Annual Shareholder Report
1

took the unprecedented step of lowering deposit rates below zero to -0.10% in June and then further to -0.20% in September. As of the end of the reporting period, further quantitative easing was expected by the ECB over the next few months with full scale quantitative easing on the table. Structural reforms across the continent were progressing at a slower than expected pace; however, the recent poor economic news has re-energized policymakers and government officials, particularly in France and Italy. The banking union in the European Union progressed positively, as the stress-test and Asset Quality Review was concluded in October, lending support to the view that the European Union financial system is currently sound. The Single Supervisory Mechanism became fully functional as of November 4, 2014, a historical event intended to allow for a more harmonious financial system across the continent.
The Japanese equity market, as measured by MSCI Japan Index,6 returned 13.80% in local terms and -1.85% for U.S. dollar based investors. The key events for investors in Japan during the reporting period included the consumption tax hike in April and the aggressive action from the Bank of Japan (BOJ) late in the period. Prime Minister Abe's broad plan for economic revitalization, or “Abenomics,” which gained traction in late 2013 and into 2014, was dramatically derailed by the deep downturn in economic growth in the second and third quarter. The greater than expected sluggishness prompted a quick response from the BOJ, which increased the scale of quantitative easing, and the government announced that it would postpone the scheduled 2015 tax hike, implement a new fiscal spending package and called for snap elections in mid-December in order to affirm the government's mandate for further structural reforms. Despite the contraction in the economy, Japanese corporate sales and earnings rose sharply during the reporting period on the back of the weakening Japanese yen. Corporate profitability is at a seven-year high, return on equity has risen to multi-year highs, the currency is now very competitive, and the labor market, in terms of jobs and wages, has been improving. The prompt and aggressive monetary and fiscal actions led to an improved outlook for Japanese Gross Domestic Product growth now expected to be up 1.3% in real terms for 2015.
Emerging market (EM) equities rallied in the first half then retreated during the last few months of the reporting period. The MSCI EM Index7 returned 1.06% in U.S. dollar terms with divergent performance as Asia markets (MSCI EM Asia Index)8 rose 5.57% while European markets (MSCI EM Europe Index)9 fell 19.14%. Similar to other non-U.S. markets, currency played a large role in the divergent performance. The U.S. dollar strength and weakness in commodities was a key driver in certain emerging markets. In emerging Europe, the downturn in energy prices helped countries like Poland and the Czech Republic, however, it hurt Russia. In addition to the volatility in energy prices, political instability resulting from Russian conflict with Ukraine, and the slump in demand from the euro area, hurt the economic outlook. As with Russia, the slump in oil and metals prices hurt exporters in the Latin America (MSCI EM
Annual Shareholder Report
2

Latin America Index)10 where stocks declined 5.83% for the reporting period. A bright spot for the emerging markets was South East Asia where a solid demand recovery took shape in India, Indonesia and Thailand, which was boosted further by positive political change, more responsible monetary policies and renewed political stability. As measured by the respective MSCI country indices,11 the markets in the region were up in the range of 15-35%, despite their weaker currencies.
SECURITY SELECTION
For the reporting period, the Fund's outperformance relative to the MSCI EAFE was driven by strong stock selection across many industries. Nearly one-third of the Fund's assets were in the Financial Services sector with much of the remaining Fund's assets biased toward cyclical, economically-sensitive companies that struggled during most of the reporting period as growth expectations were tempered for Europe and much of the EM and geopolitical tensions increased investor risk aversion. The main contributors to the Fund's relative outperformance were, in order of magnitude: stock selection in Banks and Diversified Financial companies, stock selection in Consumer Discretionary companies (Autos, Services and Retailing), underweight sector allocation in the Energy sector, stock selection in the Materials sector and stock selection and sector underweighting to Consumer Staples.
Within the Financial Services sector, Banks were the single largest relative contributor to the Fund's outperformance. Bank performance was particularly company-specific with a few notable exceptions. Japanese bank shares fell broadly and sharply as did those banks with high exposure to Russia and/or Ukraine. Fortunately, the Fund did not have investments in these banks which augmented relative performance. Key contributors to performance in the Financial Services sector included Intesa Sanpaolo S.P.A. and Banco Santander in Europe along with Dah Sing Financial and Sun Hun Kai Properties in Asia. There were a few detractors from performance including BNP Paribas and Credit Suisse, two of the Fund's largest holdings, which declined due to multi-billion dollar legal settlements with the U.S. government. As of the end of the reporting period, Fund management had a high conviction in both of these companies and believed their legal risk profiles have improved significantly. Overall, Financial Services in Europe, one of the Fund's single largest industry exposures, remained extremely inexpensive relative to their history and to U.S. and Japanese peers.
Despite some concerns about economic growth in Europe, the Fund's global Consumer Discretionary companies fared well and provided the second biggest contribution to overall performance during the reporting period. Two investments, Signet Jewelers and Intercontinental Hotels rose 72% and 51%, respectively. Signet's share price increase resulted from the announcement of its acquisition of Zale's in the U.S. which was viewed positively by investors. Intercontinental Hotels benefited from takeover speculation and continued
Annual Shareholder Report
3

strong operational execution. Auto makers, Daimler and BMW, saw strong demand for their premium products, particularly in the U.S., which was reflected in their better-than-benchmark performance. Additionally, consumer spending benefited from the sharp and rapid fall during the final weeks of the reporting period in crude oil prices. Correspondingly, investors grew negative on the outlook for the Energy sector. The Fund's lack of exposure to Energy companies benefited overall Fund performance. As of the end of the reporting period, the Fund still had no investments in energy-related companies.
Lastly, stock selection in Materials and Consumer Staples contributed to relative and absolute returns. The Materials companies held by the Fund rose nearly 2% while the sector itself fell nearly 7%. One company, Givaudan SA, a maker of specialty chemicals rose nearly 30% and, along with the Fund's cement companies, did better than the MSCI EAFE, particularly when compared to Metals and Mining companies. In Consumer Staples, Imperial Tobacco also significantly outperformed its sector and added to overall returns. Fund management still viewed Consumer Staple stocks broadly as being relatively expensive but believed Imperial Tobacco remained attractive from a valuation perspective and as a potential takeover target.
In contrast to the multiple sources of outperformance, the two largest detractors were stock selection in Industrials and our underweight allocation to large Pharmaceutical companies within Healthcare. In Industrials, Rheinmetall AG and CNH were the two largest individual detractors to performance as investors became more concerned about these companies' international growth prospects. In Healthcare, Pharmaceutical companies significantly outperformed and the Fund's lack of exposure weighed on relative performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSCI EAFE.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MFLBFA.
3	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
4	The MSCI ACWI ex USA Index captures large- and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the U.S.) and 23 EM countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
4

5	The MSCI AC Europe Index captures large- and mid-cap representation across 15 DM countries and 6 EM countries in Europe. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
6	The MSCI Japan Index is designed to measure the performance of the large- and mid-cap segments of the Japanese market. The index covers approximately 85% of the free float-adjusted market capitalization in Japan. The index is unmanaged, and it is not possible to invest directly in an index.
7	The MSCI EM Index captures large- and mid-cap representation across 23 EM countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
8	The MSCI EM Asia Index captures large- and mid-cap representation across 8 EM countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
9	The MSCI EM Europe Index captures large- and mid-cap representation across 6 EM countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
10	The MSCI EM Latin America Index captures large- and mid-cap representation across 5 EM countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
11	The MSCI country indexes are constructed by identifying every listed security in the market. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The indices are unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
5

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Leaders Fund from November 30, 2004 to November 30, 2014, compared to the MSCI EAFE Index Index (MSCI EAFE)2 and Morningstar Foreign Large Blend Funds Average (MFLBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment–Class A Shares
Growth of $10,000 as of November 30, 2014
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-4.78%	8.78%	7.93%
Class B Shares	-5.43%	8.92%	7.89%
Class C Shares	-0.94%	9.21%	7.74%
Class R Shares[4]	0.64%	9.92%	8.47%
Institutional Shares[5]	1.04%	10.27%	8.66%
Class R6 Shares[6]	1.11%	10.11%	8.58%
MSCI EAFE	-0.02%	6.38%	5.25%
MFLBFA	0.02%	6.15%	5.28%
Annual Shareholder Report
6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI EAFE Index is an equity index which captures large-and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
4	The Fund's Class R Shares commenced operations on June 24, 2013. For the period prior to the commencement of operations of the Class R Shares, the Class R Shares performance information shown is for the Fund's Class A Shares adjusted to reflect the expenses of the Fund's Class R Shares for each year for which the Fund's Class R Shares expenses would have exceeded the actual expenses paid by the Fund's Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of the Class R Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
5	The Fund's Institutional Shares commenced operations on June 21, 2010. For the period prior to the commencement of operations of Institutional Shares, the Institutional Shares performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
6	The Fund's Class R6 Shares commenced operations on August 5, 2013. For the period prior to the commencement of operations of the Class R6 Shares, the Class R6 Shares performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of the operations of the Class R6 Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report
7

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	15.6%
United Kingdom	15.2%
Switzerland	13.0%
Germany	12.0%
Italy	5.8%
Hong Kong	5.5%
Ireland	4.8%
Netherlands	3.9%
Spain	2.6%
Sweden	1.7%
Singapore	1.5%
Japan	0.9%
South Korea	0.5%
Mexico	0.4%
Cash Equivalents[2]	16.2%
Derivative Contracts[3]	0.9%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

At November 30, 2014, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	29.3%
Industrials	18.3%
Consumer Discretionary	17.8%
Consumer Staples	8.2%
Materials	7.9%
Information Technology	1.9%
Cash Equivalents[2]	16.2%
Derivative Contracts[3]	0.9%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
5	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
9

Portfolio of Investments
November 30, 2014
Shares			Value in U.S. Dollars
		COMMON STOCKS—83.4%
		France—15.6%
464,000		Accor SA	$21,887,119
844,841		AXA SA	20,395,902
1,124,707		BNP Paribas SA	72,107,898
1,309,508		Edenred	37,760,648
215,128		Kering	44,432,127
282,838		Pernod-Ricard SA	33,520,212
2,763,509		Television Francaise (TFI)	44,104,945
		TOTAL	274,208,851
		Germany—12.0%
321,488		Bayerische Motoren Werke AG	36,757,590
459,286		Daimler AG	38,720,721
641,829		Heidelberger Zement AG	48,659,323
3,217,520	[1]	Kloeckner & Co. AG	38,076,047
597,665		Rheinmetall AG	25,345,824
337,597		SAP AG	23,793,534
		TOTAL	211,353,039
		Hong Kong—5.5%
3,754,040		Dah Sing Financial Group	23,186,682
6,684,900		Hang Lung Properties Ltd.	20,084,223
2,212,933		HSBC Holdings PLC	21,971,676
893,289		HSBC Holdings PLC	8,888,239
1,460,961		Sun Hung Kai Properties	21,362,687
		TOTAL	95,493,507
		Ireland—4.8%
2,021,088		CRH PLC	47,749,558
1,053,303		Grafton Group PLC	10,562,645
406,900		Ingersoll-Rand PLC, Class A	25,659,114
		TOTAL	83,971,317
		Italy—5.8%
13,261,454		Intesa Sanpaolo SpA	40,862,316
8,319,278		Unicredit SpA	61,498,996
		TOTAL	102,361,312
		Japan—0.9%
525,800		Honda Motor Co. Ltd.	15,818,512
Annual Shareholder Report
10

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Mexico—0.4%
56,900	Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	$7,613,220
	Netherlands—3.9%
346,705	Akzo Nobel NV	23,952,612
2,576,842	CNH Industrial NV	20,170,379
795,097	Philips Electronics NV	23,980,151
	TOTAL	68,103,142
	Singapore—1.5%
931,000	City Developments Ltd.	7,181,582
861,631	DBS Group Holdings Ltd.	13,101,363
341,427	United Overseas Bank Ltd.	6,283,210
	TOTAL	26,566,155
	South Korea—0.5%
7,759	Samsung Electronics Co.	9,012,891
	Spain—2.6%
5,021,417	Banco Santander, SA	45,262,123
	Sweden—1.7%
416,800	Assa Abloy AB, Class B	22,649,531
638,550	Volvo AB, Class B	6,987,907
	TOTAL	29,637,438
	Switzerland—13.0%
375,884	Adecco SA	26,394,545
199,729	Compagnie Financiere Richemont SA, Class A	18,779,177
2,781,522	Credit Suisse Group AG	74,327,449
10,767	Givaudan SA	19,188,382
874,149	Julius Baer Group Ltd.	39,606,979
255,488	Nestle SA	19,183,084
60,517	Swatch Group AG, Class B	29,906,202
	TOTAL	227,385,818
	United Kingdom—15.2%
1,419,811	Diageo PLC	43,933,858
1,019,009	Imperial Tobacco Group PLC	47,114,443
340,807	InterContinental Hotels Group PLC	14,426,538
712,990	Invesco Ltd.	28,776,276
6,726,256	Michael Page International PLC	43,307,759
211,586	Schroders PLC	8,906,971
161,869	Signet Jewelers Ltd.	21,198,364
584,401	Wolseley PLC	32,771,003
Annual Shareholder Report
11

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
1,264,442		WPP PLC	$26,465,984
		TOTAL	266,901,196
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,268,915,521)	1,463,688,521
		INVESTMENT COMPANY—16.2%
284,814,011	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	284,814,011
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $1,553,729,532)[4]	1,748,502,532
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	6,687,924
		TOTAL NET ASSETS—100%	$1,755,190,456
At November 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]The Tokyo Price Index Future	1,948	$231,449,606	December 2014	$15,014,477
At November 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
12/1/2014	Morgan Stanley	1,169,975 EUR	$1,460,831	$(6,018)
Contracts Sold:
12/2/2014	BNY Mellon	3,506,306 HKD	$452,117	$(3)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(6,021)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,559,787,809.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
HKD	—Hong Kong Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.49	$25.65	$21.41	$23.32	$21.24
Income From Investment Operations:
Net investment income[1]	0.38	0.32	0.31	0.21	0.07
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.12)	7.73	4.02	(2.19)	2.02
TOTAL FROM INVESTMENT OPERATIONS	0.26	8.05	4.33	(1.98)	2.09
Less Distributions:
Distributions from net investment income	(0.34)	(0.21)	(0.09)	(0.04)	(0.01)
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$33.41	$33.49	$25.65	$21.41	$23.32
Total Return[4]	0.77%	31.60%	20.34%	(8.04)%[3]	9.85%
Ratios to Average Net Assets:
Net expenses	1.22%	1.36%	1.49%	1.49%[5]	1.65%[5]
Net investment income	1.14%	1.12%	1.33%	0.87%	0.33%
Expense waiver/reimbursement[6]	0.21%	0.14%	0.12%	0.17%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,630	$465,895	$235,540	$214,019	$186,495
Portfolio turnover	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.30	$24.01	$20.11	$22.02	$20.20
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.11	0.13	0.02	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.09)	7.22	3.77	(2.04)	1.91
TOTAL FROM INVESTMENT OPERATIONS	0.02	7.33	3.90	(2.02)	1.82
Less Distributions:
Distributions from net investment income	(0.14)	(0.04)	—	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$31.18	$31.30	$24.01	$20.11	$22.02
Total Return[4]	0.05%	30.58%	19.39%	(8.67)%[3]	9.01%
Ratios to Average Net Assets:
Net expenses	1.97%	2.12%	2.24%	2.24%[5]	2.40%[5]
Net investment income (loss)	0.36%	0.39%	0.58%	0.09%	(0.42)%
Expense waiver/reimbursement[6]	0.24%	0.16%	0.12%	0.17%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,457	$23,141	$15,557	$15,169	$15,973
Portfolio turnover	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.28	$23.97	$20.07	$21.98	$20.16
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.09	0.14	0.02	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.09)	7.23	3.76	(2.04)	1.91
TOTAL FROM INVESTMENT OPERATIONS	0.02	7.32	3.90	(2.02)	1.82
Less Distributions:
Distributions from net investment income	(0.18)	(0.01)	—	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—
Net Asset Value, End of Period	$31.12	$31.28	$23.97	$20.07	$21.98
Total Return[4]	0.06%	30.57%	19.43%	(8.69)%[3]	9.03%
Ratios to Average Net Assets:
Net expenses	1.97%	2.12%	2.24%	2.24%[5]	2.40%[5]
Net investment income (loss)	0.34%	0.35%	0.62%	0.09%	(0.43)%
Expense waiver/reimbursement[6]	0.26%	0.17%	0.12%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,558	$55,168	$32,937	$36,433	$38,557
Portfolio turnover	4%	5%	16%	35%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$33.47	$27.08
Income From Investment Operations:
Net investment loss[2]	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.31	6.42
TOTAL FROM INVESTMENT OPERATIONS	0.21	6.39
Less Distributions:
Distributions from net investment income	(0.36)	—
Net Asset Value, End of Period	$33.32	$33.47
Total Return[3]	0.64%	23.60%
Ratios to Average Net Assets:
Net expenses	1.42%	1.44%[4]
Net investment loss	(0.31)%	(0.22)%[4]
Expense waiver/reimbursement[5]	0.45%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,227	$317
Portfolio turnover	4%	5%[6]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2010[1]
	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.57	$25.71	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.43	0.40	0.35	0.19	(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.08)	7.73	4.04	(2.12)	2.75
TOTAL FROM INVESTMENT OPERATIONS	0.35	8.13	4.39	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.40)	(0.27)	(0.15)	(0.07)	—
Redemption Fees	—	—	—	—	0.00[3]
Regulatory Settlement Proceeds	—	—	—	0.12[4]	—
Net Asset Value, End of Period	$33.52	$33.57	$25.71	$21.47	$23.35
Total Return[5]	1.04%	31.89%	20.65%	(7.79)%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	0.96%	1.12%	1.24%	1.24%[6]	1.24%[6,7]
Net investment income (loss)	1.30%	1.39%	1.52%	0.86%	(0.07)%[7]
Expense waiver/reimbursement[8]	0.18%	0.12%	0.12%	0.18%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$886,511	$370,569	$201,149	$133,781	$15,947
Portfolio turnover	4%	5%	16%	35%	24%[9]
1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.52% on the total return.
5	Based on net asset value, which does not reflect redemption fee, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and the period ended November 30, 2010, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2010.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$33.51	$30.30
Income from Investment Operations:
Net investment income[2]	0.53	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.16)	3.18
TOTAL FROM INVESTMENT OPERATIONS	0.37	3.21
Distributions from net investment income	(0.40)	—
Net Asset Value, End of Period	$33.48	$33.51
Total Return[3]	1.11%	10.59%
Ratios to Average Net Assets:
Net expenses	0.91%	0.94%[4]
Net investment income	1.58%	0.28%[4]
Expense waiver/reimbursement[5]	0.17%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,808	$4,173
Portfolio turnover	4%	5%[6]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and Liabilities
November 30, 2014
Assets:
Total investments in securities, at value including $284,814,011 of investment in an affiliated holding (Note 5) (identified cost $1,553,729,532)		$1,748,502,532
Restricted cash (Note 2)		9,672,618
Receivable for daily variation margin		3,212,893
Receivable for shares sold		2,674,910
Income receivable		1,856,361
Receivable for investments sold		1,267,841
TOTAL ASSETS		1,767,187,155
Liabilities:
Payable for shares redeemed	$4,394,517
Bank overdraft	4,146,528
Payable for investments purchased	2,641,442
Payable for other service fees (Notes 2 and 5)	153,249
Payable for distribution services fee (Note 5)	84,513
Unrealized depreciation on foreign exchange contracts	6,021
Accrued expenses (Note 5)	570,429
TOTAL LIABILITIES		11,996,699
Net assets for 52,718,493 shares outstanding		$1,755,190,456
Net Assets Consists of:
Paid-in capital		$1,580,469,261
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		209,713,684
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(50,809,075)
Undistributed net investment income		15,816,586
TOTAL NET ASSETS		$1,755,190,456
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($638,630,253 ÷ 19,112,442 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$33.41
Offering price per share (100/94.50 of $33.41)	$35.35
Redemption proceeds per share	$33.41
Class B Shares:
Net asset value per share ($25,456,982 ÷ 816,547 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.18
Offering price per share	$31.18
Redemption proceeds per share (94.50/100 of $31.18)	$29.47
Class C Shares:
Net asset value per share ($100,557,565 ÷ 3,231,376 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.12
Offering price per share	$31.12
Redemption proceeds per share (99.00/100 of $31.12)	$30.81
Class R Shares:
Net asset value per share ($48,226,800 ÷ 1,447,575 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.32
Offering price per share	$33.32
Redemption proceeds per share	$33.32
Institutional Shares:
Net asset value per share ($886,511,174 ÷ 26,443,874 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.52
Offering price per share	$33.52
Redemption proceeds per share	$33.52
Class R6 Shares:
Net asset value per share ($55,807,682 ÷ 1,666,679 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.48
Offering price per share	$33.48
Redemption proceeds per share	$33.48
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended November 30, 2014
Investment Income:
Interest			$2,374
Dividends (including $139,876 received from affiliated holding (Note 5) and net of foreign taxes withheld of $1,887,989)			32,603,051
TOTAL INCOME			32,605,425
Expenses:
Investment adviser fee (Note 5)		$12,736,098
Administrative fee (Note 5)		1,106,587
Custodian fees		252,273
Transfer agent fees (Note 2)		1,620,263
Directors'/Trustees' fees (Note 5)		6,543
Auditing fees		35,200
Legal fees		13,675
Distribution services fee (Note 5)		861,196
Other service fees (Notes 2 and 5)		1,806,882
Portfolio accounting fees		212,685
Share registration costs		228,111
Printing and postage		105,223
Taxes		108,131
Miscellaneous (Note 5)		46,343
TOTAL EXPENSES		19,139,210
Waivers and Reimbursements
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,320,068)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(497,057)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,817,125)
Net expenses			16,322,085
Net investment income			16,283,340
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			16,129,575
Net realized gain on futures contracts			14,624,841
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(60,978,336)
Net change in unrealized appreciation of futures contracts			10,288,664
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(19,935,256)
Change in net assets resulting from operations			$(3,651,916)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended November 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,283,340	$7,649,878
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	30,754,416	(1,620,061)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(50,689,672)	174,652,783
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,651,916)	180,682,600
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,903,682)	(1,955,197)
Class B Shares	(102,420)	(27,570)
Class C Shares	(338,637)	(19,673)
Class R Shares	(3,567)	—
Institutional Shares	(4,558,726)	(2,111,236)
Class R6 Shares	(127,939)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,034,971)	(4,113,676)
Share Transactions:
Proceeds from sale of shares	1,324,660,089	433,478,149
Net asset value of shares issued to shareholders in payment of distributions declared	6,898,388	2,656,843
Cost of shares redeemed	(481,945,118)	(178,623,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	849,613,359	257,511,436
Change in net assets	835,926,472	434,080,360
Net Assets:
Beginning of period	919,263,984	485,183,624
End of period (including undistributed net investment income of $15,816,586 and $10,037,030, respectively)	$1,755,190,456	$919,263,984
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
November 30, 2014
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
24

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report
25

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements which eligible securities are transferred into join trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
26

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended November 30, 2014, transfer agent fees for the fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$780,946	$(267,615)
Class B Shares	40,535	(19,861)
Class C Shares	148,194	(77,663)
Class R Shares	26,013	—
Institutional Shares	616,470	(108,428)
Class R6 Shares	8,105	—
TOTAL	$1,620,263	$(473,567)
Other Service Fees
The Fund may pay fees (“other service fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $5,898 of other service fees for the year ended November 30, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees.
For the year ended November 30, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,537,590
Class B Shares	62,032
Class C Shares	207,260
TOTAL	$1,806,882
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
27

As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 27, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market
Annual Shareholder Report
28

risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $136,632,662. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $8,993 and $2,478, respectively. This is based on the contracts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period, resulting from changes in the exchange rate.
Annual Shareholder Report
29

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts		$—	Unrealized depreciation on foreign exchange contracts	6,021
Equity contracts	Receivable for daily variation margin	$15,014,477*		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$15,014,477		$6,021
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2014.
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$(75,470)
Equity contracts	14,624,841	—

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(6,021)	$(6,021)
Equity contracts	$10,288,664	$—	$10,288,664
TOTAL	$10,288,664	$(6,021)	$10,282,643
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
30

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,120,351	$409,534,255	7,547,269	$223,858,373
Shares issued to shareholders in payment of distributions declared	128,586	4,293,475	60,524	1,611,137
Shares redeemed	(7,049,582)	(234,145,351)	(2,877,124)	(84,078,593)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,199,355	$179,682,379	4,730,669	$141,390,917

Year Ended November 30	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	230,980	$7,302,494	262,163	$7,173,263
Shares issued to shareholders in payment of distributions declared	2,790	87,534	981	24,571
Shares redeemed	(156,574)	(4,910,885)	(171,798)	(4,623,393)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	77,196	$2,479,143	91,346	$2,574,441

Year Ended November 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,965,544	$62,055,183	864,292	$24,505,619
Shares issued to shareholders in payment of distributions declared	8,936	279,801	559	13,996
Shares redeemed	(506,601)	(15,802,319)	(475,579)	(12,814,245)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,467,879	$46,532,665	389,272	$11,705,370
Annual Shareholder Report
31

	Year Ended 11/30/ 2014		Period Ended[1] 11/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,528,513	$50,458,241	9,560	$309,051
Shares issued to shareholders in payment of distributions declared	107	3,567	—	—
Shares redeemed	(90,525)	(2,924,373)	(80)	(2,647)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,438,095	$47,537,435	9,480	$306,404
1	Reflects operations for the period from June 24, 2013 (date of initial investment) to November 30, 2013.

Year Ended November 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,926,961	$737,816,326	5,808,493	$173,542,822
Shares issued to shareholders in payment of distributions declared	65,288	2,181,931	37,820	1,007,139
Shares redeemed	(6,586,763)	(219,148,109)	(2,632,606)	(77,030,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,405,486	$520,850,148	3,213,707	$97,519,001

	Year Ended 11/30/2014		Period Ended [2] 11/30/2013
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,689,063	$57,493,590	126,778	$4,089,021
Shares issued to shareholders in payment of distributions declared	1,561	52,080	—	—
Shares redeemed	(148,481)	(5,014,081)	(2,242)	(73,718)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,542,143	$52,531,589	124,536	$4,015,303
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	25,130,154	$849,613,359	8,559,010	$257,511,436
2	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and a dividend re-designation.
Annual Shareholder Report
32

For the year ended November 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(468,813)	$468,813
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$10,034,971	$4,113,676
As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$ 15,686,501
Net unrealized appreciation	$ 203,655,407
Capital loss carryforwards	$ (44,620,713)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and a return of capital adjustment.
At November 30, 2014, the cost of investments for federal tax purposes was $1,559,787,809. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $188,714,723. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $228,837,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,123,103.
At November 30, 2014, the Fund had a capital loss carryforward of $44,620,713 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report
33

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$8,931,786	NA	$8,931,786
2016	$24,743,792	NA	$24,743,792
2017	$10,945,135	NA	$10,945,135
The Fund used capital loss carryforwards of $31,223,229 to offset taxable capital gains realized during the year ended November 30, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014 the Adviser voluntarily waived $2,063,013 of its fee and voluntarily reimbursed $473,567 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
34

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$186,097	$—
Class C Shares	628,120	—
Class R Shares	46,979	(23,490)
TOTAL	$861,196	$(23,490)
For the year ended November 30, 2014, FSC retained $388,556 of fees paid by the Fund. For the year ended November 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2014, FSC retained $148,250 in sales charges from the sale of Class A Shares. FSC also retained $11,471, $36,811 and $21,570 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
FSSC received $49,313 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery fees, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expense paid by the Fund, if any) paid by the Fund's Class A Shares, Class B
Annual Shareholder Report
35

Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.96% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2014, the Adviser reimbursed $257,055. Transactions with the affiliated holding during the year ended November 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	93,087,967
Purchases/Additions	726,919,007
Sales/Reductions	(535,192,963)
Balance of Shares Held 11/30/2014	284,814,011
Value	$284,814,011
Dividend Income	$139,876
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2014 were as follows:
Purchases	$ 740,309,261
Sales	$ 48,057,856
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report
36

8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014 the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2014, 100% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2014, 4.1% qualify for the dividend received deduction available to corporate shareholders.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2014, the Fund derived $34,306,556 of gross income from foreign sources and paid foreign taxes of $1,891,185.
Annual Shareholder Report
37

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated WORLD INVESTMENT SERIES, inc. AND SHAREHOLDERS OF federated INTERNATIONAL LEADERS fund:
We have audited the accompanying statement of assets and liabilities of Federated International Leaders Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Leaders Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2015
Annual Shareholder Report
38

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
39

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$953.20	$5.92
Class B Shares	$1,000.00	$950.00	$9.58
Class C Shares	$1,000.00	$949.90	$9.58
Class R Shares	$1,000.00	$952.80	$6.95
Institutional Shares	$1,000.00	$954.40	$4.70
Class R6 Shares	$1,000.00	$954.70	$4.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1000.00	$1031.14	$6.16
Class B Shares	$1000.00	$1034.90	$10.00
Class C Shares	$1000.00	$1034.90	$10.00
Class R Shares	$1000.00	$1032.19	$7.23
Institutional Shares	$1000.00	$1029.88	$4.89
Class R6 Shares	$1000.00	$1029.63	$4.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class B Shares	1.96%
Class C Shares	1.96%
Class R Shares	1.42%
Institutional Shares	0.96%
Class R6 Shares	0.91%
Annual Shareholder Report
40

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report
41

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
42

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: January 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Annual Shareholder Report
43

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
44

OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
45

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Marc Halperin Birth Date: July 18, 1951 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 Vice President Officer since: June 2012 Portfolio Manager since: September 1998	Principal Occupations: Marc Halperin has been the Fund's Portfolio Manager since September 1998. He is Vice President of the Corporation with respect to the Fund. Mr. Halperin joined the Fund's Adviser as a Vice President and Portfolio Manager in 1998. Previously, Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in Municipal Finance from the University of Illinois.
Annual Shareholder Report
46

Evaluation and Approval of Advisory Contract–May 2014
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
47

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
48

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
49

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Annual Shareholder Report
50

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
51

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
53

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-03 (1/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2014
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2013 through November 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated International Small-Mid Company Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2014, was -4.79% for Class A Shares, -5.57% for Class B Shares, -5.55% for Class C Shares and -4.61% for the Institutional Shares. The total return of the S&P Developed ex-U.S. SmallCap Growth Index (the “S&P Index”)1 was -0.32% for the same period. The total return for the MSCI ACWI ex USA SMID Cap Index (the “MSCI Index”)2 was 0.07% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P or MSCI Index.
The Fund's investment strategy focused on: (a) smaller- to mid-sized capitalized companies; (b) growth industries; and (c) a few investment themes. These were the most significant factors affecting the performance relative to the S&P Index.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During this reporting period, global markets3 largely headed higher from 2013 (in local currency). Market performance went through gyrations reacting to the latest headline news. During the first half of the year, emerging markets (EM) led as global economic activity and leading indicators pointed higher, major central banks remained accommodative and volatility fell. Most global equity markets broadly rallied from the depths of 2011 to new highs, again in local currency. However, despite a 35% drop in crude oil prices during the second-half of the year and weak economic data out of the Eurozone, the U.S. dollar strengthened against all major currencies wiping out unhedged year-to-date stock price gains. Economic growth projections for most European countries fell during the final quarter as the recovery seemed to stall.
European equity markets performed strongly through the first half on an improved outlook and diminished risks of a broad European financial crisis. The euro area economic outlook improved as a nascent recovery in Spain and Italy was accompanied by further above-trend growth in Germany. The European Central Bank (ECB) was aggressive in fighting off deflation as it signaled that low interest rates would remain in place for an extended period, and it took the unprecedented step of lowering deposit rates below zero to -0.10% and then to -0.20%. European stock markets and economies began to suffer from the negative sentiment and economic sanctions on Russia associated with Russia's annexation of Crimea and incursion into the Ukraine. German manufacturing data showed signs of slowing as the external factors (Russia, Ukraine and a potential China slowdown) negatively impacted business and consumer
Annual Shareholder Report
1

confidence, and hit both investments and industries. European equities began to decline as economic data weakened. The anemic recovery and the inability of the ECB to stimulate inflation compelled the ECB to take more action as President Draghi introduced a large quantitative easing (QE) stimulus proposal in September following the rate cuts the ECB announced the prior quarter. Further quantitative easing is expected over the next few months as the continuing deterioration in the outlook is forcing their hand to act.
In Japan, after its strongest returns in more than a decade in 2013, the equity market underperformed for much of the first half. Sentiment turned negative in anticipation of the April 1 consumption tax increase from 5% to 8%. Japan's economy in the second and third quarters turned down sharply. In response to the poor economic data, the Bank of Japan announced an aggressive stimulus plan on October 31 aimed at stimulating growth. Following the announcement, the yen fell to a seven-year low. The unexpected sluggishness prompted quick responses from the government to include: postponement of the scheduled 2015 tax hike, implementation of a fiscal spending package and a call for snap elections in mid-December in order to affirm the government's mandate for further structural reforms. Despite the contracting economy, Japanese corporate sales and earnings jumped during the period, with very strong upward earnings revisions. Corporate profitability is at a seven-year high with the currency very competitive and the labor market, in terms of jobs and wages, improving. The prompt and aggressive monetary and fiscal actions led to an improved outlook for Japanese GDP growth, now expected to be up 1.3% in real terms for 2015.
While the United Kingdom's economy grew for seven straight quarters through September 2014, and unemployment fell to 6%, the Bank of England (BOE) highlighted risks from overseas, principally the weakness in the euro area. With higher staff costs being countered by falling oil prices, the BOE has room to hold off from raising interest rates amid the ideal combination of robust economic growth and low inflation. However, they became increasingly concerned with inflation picking up next year due to an expected recovery in fuel prices.
China, the world's second largest economy, continued to show signs of growth, albeit slower economic growth. Despite the government pulling some levers, the economy continued to muddle throughout the year showing periodic declines in various economic data. In November, the benchmark lending rate was cut from 6% to 5.6% for the first time since 2012. The policy shift to monetary easing was in response to weak economic growth and higher funding costs. By November, the HSBC China manufacturing Purchasing Managers Index (an indicator of the health of the manufacturing sector) hovered around 50 (greater than 50 indicates expansion) down from 52.9 in October, but up from 48 in the beginning of the year.
Annual Shareholder Report
2

On a regional basis, the S&P Europe Small Cap Growth Index4 rose a modest 0.70%, while the S&P Asia Pacific Ex-Japan Small Cap Growth Index5 declined -1.62%. Japanese small caps lost -2.32% as measured by the S&P Japan Small Cap Growth Index,6 with all returns net and in U.S. Dollars during the reporting period. Best returns were seen in small companies in Southeast Asian countries like Thailand (despite a military coup), Indonesia and India, each with newly elected presidents, deemed business-friendly.
The U.S. dollar appreciated strongly against all major currencies over this reporting period as the U.S. economy was viewed as relatively healthier and growing while international economies struggled and have yet to successfully stimulate their economies. The following major currencies depreciated against the U.S. dollar: Japanese yen (-15.8%); British sterling (-4.4%); and euro (-8.4%). The West Texas Intermediate oil price declined 28.7% over this period finishing at $66.15 per barrel. Oil had spiked as high as $107.26 in June followed by a freefall.
The primary drivers of the international markets during the reporting period included: (1) escalating military conflicts; (2) slowing economic growth, principally in Europe and China; (3) concern over the timing of the first interest rate hike in the U.S. and the United Kingdom; and (4) the strong U.S. dollar.
Fund Performance
During the reporting period, the Fund underperformed the Morningstar Foreign Small/Mid Growth Funds Average,7 a peer group average for the Fund, which had a total return of -1.51%. Negative relative performance versus the S&P Index came from poor investment performances in Financials and Consumer Discretionary. Poor stock selection in the United Kingdom and Italy were largely responsible for the overall poor performance as a number of the Fund's top ten holdings declined sharply. Meaningful underperformance also stemmed from not being correctly positioned in Switzerland, Spain and Sweden, as these countries had positive returns while the Fund was underweighted.
Stocks that held back relative performance included some of last year's best performers: Asos Plc and Yoox Spa. Asos Plc is a UK online fashion retailer selling branded and own-label products targeting 16-25 year olds in the United Kingdom and internationally. The company issued profit warnings with news that margins had declined much more than management expected. Asos also had delays in rolling out new pricing schemes. They also announced that additional infrastructure spending is required to keep up with their growth plans. Consequently, their earnings growth has been pushed out into the future. There has also been a general de-rating of e-commerce stocks this year. Yoox Spa is an Italian-based global Internet retailing partner for leading fashion and design brands. Yoox successfully manages the online sites for many luxury brands including Brioni, Balenciaga, Stella McCartney, Armani and others. This stock fell in sympathy with Asos' stock price decline. However, the two
Annual Shareholder Report
3

companies are very different in that Yoox clearly deals in luxury brands. Yoox recently said that Black Friday online sales reached record levels. In addition, U.S. Rheinmetall Ag, a German company with two businesses: automotive parts and defense combat systems and vehicles, detracted from the Fund's performance. The German government had cancelled the company's export permit for a combat training center in Russia due to developments in Ukraine. After releasing nine-month results, the company now expects a loss of €10 million versus a forecasted profit of €65-75 million profit in defense.
Positive relative contribution came from strong stock selection in Materials, Technology and Industrials. From a regional perspective, the Fund benefited from a mix of strong stock selection and weighting in China, Germany, South Korea and Israel. The Fund's non-exposure to Australia and the European peripheral countries also had a positive relative impact on the Fund's performance as Australia had a negative return during this reporting period. In general, stronger positive contributions stemmed from most of our EM investments.8
Individual stocks that contributed most significantly to the Fund's performance included: China Everbright International Ltd., a Chinese environmental, waste management and energy company which has benefited from continuing to win contracts with local Chinese governments in their efforts to ease pollution in waste water and solid waste treatment stemming from urbanization and an increase in local consumption. Ashtead Group Plc, a UK-listed equipment and tool rental company which derives 85% of their revenue from the U.S. subsidiary Sunbelt Rentals with 388 locations, also contributed to the Fund's performance. With U.S. non-residential construction activity picking up and the group increasing capital expenditure in its fleets, the company is well poised for growth in the following years. A structural trend which was said to be benefiting Ashtead is customers choosing to, rent not buy. Pandora A/S is a Danish-listed global jewelry designer and retailer particularly known for their charm bracelets. The company has benefitted all year as silver and gold price declines increased their gross margins from 68% to 70.3% through the third quarter. The company has also been buying back its stock throughout the year in line with the announcement made last year.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P Index.
2	The Fund's investment adviser elected to change the Fund's broad-based securities market index to the MSCI ACWI ex USA SMID Cap Index from the S&P Developed ex-U.S. SmallCap Growth Index. The MSCI Index is more reflective of the investment strategy of the Fund. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MSCI Index.
3	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. International small company stocks may be less liquid and subject to greater price volatility than international large company stocks.
Annual Shareholder Report
4

4	The S&P Europe Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Europe Small Cap Growth Index represents small-cap companies from Europe that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P Asia Pacific Ex-Japan Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Asia Pacific Ex-Japan Small Cap Growth Index represents small-cap companies from Australia, Hong Kong, New Zealand, Singapore and South Korea that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Japan Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. The S&P Japan Small Cap Growth Index represents small-cap companies from Japan that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
7	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
8	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report
5

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Small-Mid Company Fund from November 30, 2004 to November 30, 2014, compared to the S&P Developed ex-U.S. SmallCap Index (S& P Index)2 and the MSCI ACWI ex USA SMID Cap Index (MSCI Index).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment–Class a shares
Growth of $10,000 as of November 30, 2014
■  Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	(10.03)%	7.06%	6.69%
Class B Shares	(10.04)%	7.10%	6.63%
Class C Shares	(6.37)%	7.40%	6.46%
Institutional Shares[4]	(4.61)%	8.48%	7.44%
S&P Index	-0.32%	8.60%	7.04%
MSCI Index	0.07%	7.11%	7.06%
Annual Shareholder Report
6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Index and MSCI Index have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The S&P Developed ex-U.S. SmallCap Index is a market capitalization-weighted index measuring capital appreciation. It is defined as an unmanaged world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. The Growth Index covers those companies in each country that exhibit the characteristics of growth. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's investment adviser elected to change the Fund's broad-based securities market index to the MSCI ACWI ex USA SMID Cap Index from the S&P Developed ex-U.S. SmallCap Growth Index. The MSCI ACWI ex USA SMID Cap Index is more reflective of the investment strategy of the Fund. The MSCI ACWI ex USA SMID Cap Index captures mid and small cap representation across Developed Market countries (excluding the U.S.) and Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The Fund's Institutional Shares commenced operations on March 31, 2008. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
Annual Shareholder Report
7

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	21.6%
Japan	15.6%
France	11.8%
Germany	9.2%
Italy	6.8%
Hong Kong	4.4%
Israel	4.0%
China	3.5%
Luxembourg	3.1%
Russia	3.1%
Ireland	2.0%
Bermuda	1.6%
Canada	1.6%
South Korea	1.6%
Cayman Islands	1.5%
Denmark	1.3%
Netherlands	0.9%
Mexico	0.7%
Switzerland	0.5%
Sweden	0.3%
Cash Equivalents[2]	5.1%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
Annual Shareholder Report
8

At November 30, 2014, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	30.0%
Industrials	23.6%
Financials	10.9%
Information Technology	10.1%
Health Care	9.5%
Materials	6.2%
Utilities	3.2%
Energy	1.6%
Cash Equivalents[2]	5.1%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
9

Portfolio of Investments
November 30, 2014
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.1%
		Bermuda—1.6%
600,000	[1]	Haier Electronics Group	$1,655,653
1,200,000		PAX Global Technology Ltd.	1,321,428
		TOTAL	2,977,081
		Canada—1.6%
65,846		Dollarama, Inc.	3,085,290
		Cayman Islands—1.5%
2,500,000		China Zhengtong Auto Service Holdings Ltd.	1,250,766
2,040,000		Nexteer Automotive Group Ltd.	1,654,570
		TOTAL	2,905,336
		China—3.5%
1,008,000		Brilliance China Automotive Holdings Ltd.	1,718,289
2,000,000		CT Environmental Group LTD	1,998,646
1,500,000	[1,2,3]	Ozner Water International Holding Ltd.	831,695
118,321		SouFun Holdings Ltd., ADR	1,034,125
950,000		Sound Global Ltd.	1,068,180
		TOTAL	6,650,935
		Denmark—1.3%
28,571		Pandora A/S	2,535,422
		France—11.8%
30,052		Accor SA	1,417,568
60,843	[1]	Criteo SA, ADR	2,456,840
73,000		Edenred	2,105,010
32,500		Ingenico SA	3,511,023
35,000		Ipsen SA	1,848,118
54,811		JC Decaux SA	1,802,702
22,547		Publicis Groupe	1,655,819
34,000		Teleperformance	2,373,882
124,000	[1]	UbiSoft Entertainment SA	2,167,121
96,500		Zodiac SA	3,197,828
		TOTAL	22,535,911
		Germany—9.2%
81,000	[1]	Dialog Semiconductor PLC	2,890,662
47,705		GEA Group AG	2,279,632
13,950		Gerresheimer AG	770,779
Annual Shareholder Report
10

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
25,835		Heidelberger Zement AG	$1,958,642
14,000	[1]	MorphoSys AG	1,378,222
24,000	[1]	Osram Licht AG	996,755
42,268		Rheinmetall Berlin AG	1,792,505
126,453		Wire Card AG	5,366,560
		TOTAL	17,433,757
		Hong Kong—4.4%
2,200,000		Beijing Enterprises Water Group Ltd.	1,509,171
1,673,000		China Everbright International Ltd.	2,567,125
4,900,000		Shun Tak Holdings	2,470,456
584,500		Techtronic Industries Co.	1,872,902
		TOTAL	8,419,654
		Ireland—2.0%
168,000		Grafton Group PLC	1,684,724
95,600		Smurfit Kappa Group PLC	2,214,631
		TOTAL	3,899,355
		Israel—4.0%
65,400	[1]	Caesar Stone SDOT Yam Ltd.	4,054,800
74,265		NICE-Systems Ltd., ADR	3,507,536
		TOTAL	7,562,336
		Italy—6.8%
256,993	[1]	Anima Holding SPA	1,319,780
164,040		Azimut Holding SPA	3,773,566
87,500		Banca Generali SPA	2,318,580
85,000		Interpump Group SPA	1,163,688
286,000		Mediolanum SPA	1,984,407
250,000	[1]	Sorin SPA	599,346
72,200	[1]	Yoox SPA	1,728,218
		TOTAL	12,887,585
		Japan—15.6%
167,000		Daifuku Co.	1,766,853
40,500		Don Quijote Holdings Co. Ltd.	2,524,534
61,000		Doutor Nichires Holdings Co. Ltd.	840,635
80,000		JTEKT Corp.	1,326,875
158,000		Kakaku.com, Inc.	2,412,956
72,000		Kanamoto Co. Ltd.	2,341,069
63,000		Ngk Spark Plug Co.	1,894,537
Annual Shareholder Report
11

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
55,500		Nihon Kohden Corp.	$2,791,012
51,000		Nishio Rent All Co. Ltd.	1,729,141
163,000		Nsk	2,052,689
300,000		Ntn Corp.	1,397,465
20,900		Ryohin Keikaku Co. Ltd.	2,448,882
108,100		Shionogi and Co.	2,688,955
70,000		Tadano Ltd.	1,022,449
98,000		THK Co. Ltd.	2,373,331
		TOTAL	29,611,383
		Luxembourg—3.1%
10,435		Eurofins Scientific	2,532,811
95,748		SAF-Holland SA	1,330,478
640,000		Samsonite International SA	2,137,391
		TOTAL	6,000,680
		Mexico—0.7%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,311,240
		Netherlands—0.9%
25,547		Koninklijke DSM NV	1,679,499
		Russia—3.1%
91,000	[1,2]	Mail.RU Group Ltd., GDR	2,109,380
70,000		QIWI PLC, ADR	1,948,800
75,000	[1]	Yandex NV, Class A	1,869,000
		TOTAL	5,927,180
		South Korea—1.6%
37,130		Hotel Shilla Co.	2,999,355
		Sweden—0.3%
44,000	[1]	Swedish Orphan Biovitrum AB	494,491
		Switzerland—0.5%
72,000		OC Oerlikon Corporation AG	890,453
		United Kingdom—21.6%
327,844		Aberdeen Asset Management PLC	2,303,921
382,835		Ashtead Group PLC	6,302,844
21,759	[1]	ASOS PLC	830,323
329,268		B&M European Value Retail SA	1,383,522
163,384		Babcock International Group PLC	2,901,712
55,851		Burberry Group PLC	1,439,459
200,000		Countrywide PLC	1,338,330
Annual Shareholder Report
12

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
69,069		Croda International PLC	$2,647,537
240,000		Essentra PLC	2,830,365
407,157		Howden Joinery Group PLC	2,487,334
51,730		InterContinental Hotels Group PLC	2,189,758
493,000		Jupiter Fund Management PLC	2,794,591
102,746		Rightmove PLC	3,503,507
60,000		Schroders PLC	2,525,773
436,500	[1]	SOCO International PLC	1,930,227
70,000		Travis Perkins PLC	1,975,789
420,000	[1]	Vectura Group PLC	833,177
95,282		Wood Group (John) PLC	880,339
		TOTAL	41,098,508
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,840,715)	180,905,451
		INVESTMENT COMPANY—5.1%
9,712,101	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	9,712,101
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $151,552,816)[6]	190,617,552
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(300,932)
		TOTAL NET ASSETS—100%	$190,316,620
At November 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
12/1/2014	BNY Mellon	36,465 EUR	$ 45,253	$(89)
12/1/2014	BNY Mellon	1,748,250 JPY	$ 14,840	$113
12/2/2014	BNY Mellon	1,020,600 JPY	$ 8,597	$—
12/3/2014	BNY Mellon	2,334,960 JPY	$ 19,668	$(1)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$23
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
13

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $2,941,075, which represented 1.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2014, these liquid restricted securities amounted to $831,695, which represented 0.4% of total net assets.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$48.45	$38.37	$33.44	$35.24	$31.28
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.03)	0.02	0.14	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.83)	10.11	5.19	(2.10)	4.02
TOTAL FROM INVESTMENT OPERATIONS	(1.93)	10.08	5.21	(1.96)	3.96
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.28)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	(0.28)	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.16[3]	—
Net Asset Value, End of Period	$40.52	$48.45	$38.37	$33.44	$35.24
Total Return[4]	(4.79)%	26.27%	15.78%	(5.11)%[3]	12.66%
Ratios to Average Net Assets:
Net expenses	1.85%	1.85%	1.80%	1.80%[5]	1.80%
Net investment income (loss)	(0.25)%	(0.08)%	0.04%	0.38%	(0.18)%
Expense waiver/reimbursement[6]	0.09%	0.14%	0.20%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,327	$156,639	$147,268	$148,739	$197,294
Portfolio turnover	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The expense ratio is calculated without reduction for offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.26	$33.73	$29.37	$31.20	$27.92
Income From Investment Operations:
Net investment income (loss)[1]	(0.39)	(0.33)	(0.24)	(0.14)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.53)	8.86	4.60	(1.84)	3.57
TOTAL FROM INVESTMENT OPERATIONS	(1.92)	8.53	4.36	(1.98)	3.28
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	—	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.15[3]	—
Net Asset Value, End of Period	$34.34	$42.26	$33.73	$29.37	$31.20
Total Return[4]	(5.57)%	25.29%	14.85%	(5.87)%[3]	11.75%
Ratios to Average Net Assets:
Net expenses	2.65%	2.65%	2.60%	2.60%[5]	2.60%
Net investment income (loss)	(1.04)%	(0.89)%	(0.76)%	(0.42)%	(1.01)%
Expense waiver/reimbursement[6]	0.04%	0.09%	0.16%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,363	$7,398	$7,725	$10,232	$15,363
Portfolio turnover	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.22	$33.70	$29.35	$31.18	$27.90
Income From Investment Operations:
Net investment income (loss)[1]	(0.38)	(0.33)	(0.24)	(0.14)	(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.53)	8.85	4.59	(1.84)	3.56
TOTAL FROM INVESTMENT OPERATIONS	(1.91)	8.52	4.35	(1.98)	3.28
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	—	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.15[3]	—
Net Asset Value, End of Period	$34.31	$42.22	$33.70	$29.35	$31.18
Total Return[4]	(5.55)%	25.28%	14.82%	(5.87)%[3]	11.76%
Ratios to Average Net Assets:
Net expenses	2.65%	2.65%	2.60%	2.60%[5]	2.60%
Net investment income (loss)	(1.05)%	(0.88)%	(0.74)%	(0.41)%	(0.99)%
Expense waiver/reimbursement[6]	0.04%	0.09%	0.16%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,453	$27,858	$25,100	$29,057	$38,156
Portfolio turnover	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$48.88	$38.63	$33.70	$35.45	$31.40
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.05	0.10	0.24	0.00[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.85)	10.20	5.20	(2.15)	4.05
TOTAL FROM INVESTMENT OPERATIONS	(1.87)	10.25	5.30	(1.91)	4.05
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.37)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(5.98)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	(0.37)	—	—
Redemption Fees	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.16[3]	—
Net Asset Value, End of Period	$41.01	$48.88	$38.63	$33.70	$35.45
Total Return[4]	(4.61)%	26.53%	15.97%	(4.94)%[3]	12.90%
Ratios to Average Net Assets:
Net expenses	1.66%	1.65%	1.60%	1.60%[5]	1.60%
Net investment income (loss)	(0.04)%	0.13%	0.25%	0.61%	0.01%
Expense waiver/reimbursement[6]	0.04%	0.09%	0.15%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,174	$28,847	$21,175	$20,544	$36,945
Portfolio turnover	49%	48%	46%	63%	62%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% on the total returns.
4	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
November 30, 2014
Assets:
Total investments in securities, at value including $9,712,101 of investment in an affiliated holding (Note 5) (identified cost $151,552,816)		$190,617,552
Due from broker		810,473
Cash denominated in foreign currencies (identified cost $62,678)		61,992
Income receivable		196,288
Receivable for shares sold		40,987
Unrealized appreciation on foreign exchange contracts		113
TOTAL ASSETS		191,727,405
Liabilities:
Bank overdraft	$809,773
Payable for shares redeemed	360,421
Payable for transfer agent fee	80,113
Payable for distribution services fee (Note 5)	38,352
Payable for other service fees (Notes 2 and 5)	3,539
Payable for investments purchased	623
Payable for portfolio accounting fees	35,997
Payable for share registration costs	30,010
Unrealized depreciation on foreign exchange contracts	90
Accrued expenses (Note 5)	51,867
TOTAL LIABILITIES		1,410,785
Net assets for 4,811,552 shares outstanding		$190,316,620
Net Assets Consists of:
Paid-in capital		$132,490,668
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		39,052,109
Accumulated net realized gain on investments and foreign currency transactions		19,287,609
Accumulated net investment income (loss)		(513,766)
TOTAL NET ASSETS		$190,316,620
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($130,326,513 ÷ 3,216,499 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$40.52
Offering price per share (100/94.50 of $40.52)	$42.88
Redemption proceeds per share (98.00/100 of $40.52)	$39.71
Class B Shares:
Net asset value per share ($4,363,172 ÷ 127,041 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.34
Offering price per share	$34.34
Redemption proceeds per share (92.50/100 of $34.34)	$31.76
Class C Shares:
Net asset value per share ($23,452,845 ÷ 683,559 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.31
Offering price per share	$34.31
Redemption proceeds per share (97.00/100 of $34.31)	$33.28
Institutional Shares:
Net asset value per share ($32,174,090 ÷ 784,453 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$41.01
Offering price per share	$41.01
Redemption proceeds per share (98.00/100 of $41.01)	$40.19
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended November 30, 2014
Investment Income:
Dividends (including $7,209 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $225,086)			$3,372,404
Expenses:
Investment adviser fee (Note 5)		$2,617,874
Administrative fee (Note 5)		163,731
Custodian fees		60,142
Transfer agent fees		349,819
Directors'/Trustees' fees (Note 5)		3,224
Auditing fees		30,200
Legal fees		13,201
Distribution services fee (Note 5)		602,771
Other service fees (Notes 2 and 5)		79,625
Portfolio accounting fees		134,851
Share registration costs		59,858
Printing and postage		46,625
Tax expenses		16,476
Miscellaneous (Note 5)		46,441
TOTAL EXPENSES		4,224,838
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(76,845)
Waiver of other operating expenses	(72,779)
TOTAL WAIVERS AND REIMBURSEMENT		(149,624)
Net expenses			4,075,214
Net investment income (loss)			(702,810)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			19,227,361
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(28,713,221)
Net realized and unrealized loss on investments and foreign currency transactions			(9,485,860)
Change in net assets resulting from operations			$(10,188,670)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets
Year Ended November 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(702,810)	$(378,369)
Net realized gain on investments and foreign currency transactions	19,227,361	28,193,687
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(28,713,221)	20,245,921
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,188,670)	48,061,239
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(78,021)	—
Class B Shares	(4,174)	—
Class C Shares	(15,877)	—
Institutional Shares	(14,623)	—
Distributions from net realized gain on investments
Class A Shares	(19,231,676)	—
Class B Shares	(1,028,847)
Class C Shares	(3,913,652)	—
Institutional Shares	(3,604,382)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,891,252)	—
Share Transactions:
Proceeds from sale of shares	25,992,021	17,872,716
Net asset value of shares issued to shareholders in payment of distributions declared	24,926,427	—
Cost of shares redeemed	(43,263,935)	(46,459,896)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,654,513	(28,587,180)
Change in net assets	(30,425,409)	19,474,059
Net Assets:
Beginning of period	220,742,029	201,267,970
End of period (including accumulated net investment income (loss) of $(513,766) and $(337,346), respectively)	$190,316,620	$220,742,029
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
November 30, 2014
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
23

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report
24

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
25

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 30, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class B Shares	$14,819
Class C Shares	64,806
TOTAL	$79,625
For the year ended November 30, 2014, the Fund's Class A shares did not incur other service fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report
26

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,314 and $1,561, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
27

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The funds will not incur any registration costs upon such resales. The Funds' restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2014, is as follows:
Security	Acquisition Dates	Cost	Market Value
Mail.RU Group Ltd., GDR	9/3/2014-11/11/2014	$2,398,007	$2,109,380
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$113	Unrealized depreciation on foreign exchange contracts	$90
Annual Shareholder Report
28

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(42,949)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$23
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	268,545	$11,519,734	212,484	$9,210,135
Shares issued to shareholders in payment of distributions declared	397,124	17,219,299	—	—
Shares redeemed	(682,318)	(28,830,061)	(817,597)	(34,581,465)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(16,649)	$(91,028)	(605,113)	$(25,371,330)

Year Ended November 30	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,670	$689,482	23,155	$885,377
Shares issued to shareholders in payment of distributions declared	26,397	977,466	—	—
Shares redeemed	(93,109)	(3,385,847)	(77,069)	(2,871,876)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(48,042)	$(1,718,899)	(53,914)	$(1,986,499)
Annual Shareholder Report
29

Year Ended November 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	85,565	$3,115,983	84,403	$3,190,256
Shares issued to shareholders in payment of distributions declared	92,837	3,434,038	—	—
Shares redeemed	(154,666)	(5,614,576)	(169,291)	(6,325,676)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,736	$935,445	(84,888)	$(3,135,420)

Year Ended November 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	246,912	$10,666,822	103,075	$4,586,948
Shares issued to shareholders in payment of distributions declared	75,225	3,295,624	—	—
Shares redeemed	(127,810)	(5,433,451)	(61,038)	(2,680,879)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	194,327	$8,528,995	42,037	$1,906,069
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	153,372	$7,654,513	(701,878)	$(28,587,180)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and net operating loss.
For the year ended November 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(755,576)	$639,085	$116,491
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$112,695	$—
Long-term capital gains	$27,778,557	$—
Annual Shareholder Report
30

As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$19,287,609
Net unrealized appreciation	$39,052,086
Late year ordinary loss deferrals	$(513,743)
At November 30, 2014, the cost of investments for federal tax purposes was $151,552,816. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $39,064,736. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,744,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,679,876.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of November 30, 2014, for federal income tax purposes, late-year ordinary losses of $513,743 were deferred to December 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the Adviser voluntarily waived $63,577 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
31

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$363,896	$(72,779)
Class B Shares	44,458	—
Class C Shares	194,417	—
TOTAL	$602,771	$(72,779)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2014, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2014, FSC retained $6,798 in sales charges from the sale of Class A Shares. FSC also retained $1,678, $4,842 and $625 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2014, FSSC received $8,909 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, tax reclaim recovery expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not
Annual Shareholder Report
32

including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2014, the Adviser reimbursed $13,268. Transactions with the affiliated holding during the year ended November 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	15,901,834
Purchases/Additions	90,626,367
Sales/Reductions	(96,816,100)
Balance of Shares Held 11/30/2014	9,712,101
Value	$9,712,101
Dividend Income	$7,209
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2014, were as follows:
Purchases	$97,662,897
Sales	$111,738,172
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
Annual Shareholder Report
33

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2014, the amount of long-term capital gains designated by the Fund was $27,778,557.
For the fiscal year ended November 30, 2014, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Shareholder Report
34

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated World Investment series, inc. AND SHAREHOLDERS OF federated INTERNATIONAL small-mid company fund:
We have audited the accompanying statement of assets and liabilities of Federated International Small-Mid Company Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Small-Mid Company Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2015
Annual Shareholder Report
35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
36

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$935.60	$8.93
Class B Shares	$1,000	$931.60	$12.78
Class C Shares	$1,000	$931.80	$12.78
Institutional Shares	$1,000	$936.30	$8.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.84	$9.30
Class B Shares	$1,000	$1,011.83	$13.31
Class C Shares	$1,000	$1,011.83	$13.31
Institutional Shares	$1,000	$1,016.80	$8.34
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.84%
Class B Shares	2.64%
Class C Shares	2.64%
Institutional Shares	1.65%
Annual Shareholder Report
37

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report
38

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
39

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: January 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Annual Shareholder Report
40

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
41

OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
42

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Leonardo A. Vila Birth Date: March 21, 1961 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 Vice President Officer since: June 2012 Portfolio Manager since: July 1999	Principal Occupations: Leonardo A. Vila has been the Fund's Portfolio Manager since July 1999 . He is Vice President of the Corporation with respect to the Fund. Mr. Vila joined Federated in 1995 as a Quantitative Analyst and currently serves as Senior Vice President and Senior Portfolio Manager of the Fund's Adviser. Previously, Mr. Vila was an Equity Research Manager with the American Stock Exchange from 1994 to 1995. Mr. Vila earned his M.B.A. from St. John's University.
Annual Shareholder Report
43

Evaluation and Approval of Advisory Contract–May 2014
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report
44

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
45

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Annual Shareholder Report
46

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Annual Shareholder Report
47

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
48

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
50

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01968-01 (1/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $101,810

Fiscal year ended 2013 - $96,650

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $45

Fiscal year ended 2013 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $47,700

Fiscal year ended 2013 - $177,400

Fiscal year ended 2014- Service fee for tax reclaim recovery filings.

Fiscal year ended 2013- Service fee for tax reclaim recovery filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,710 and $14,333 respectively. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $146,391

Fiscal year ended 2013 - $306,105

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 21, 2015